Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Linde plc	34,553	15,049
	Freeport-McMoRan Inc.	101,953	5,376
	Air Products and Chemicals Inc.	15,866	4,232
	Ecolab Inc.	17,691	4,108
	Newmont Corp. (XNYS)	82,481	3,459
	Nucor Corp.	17,490	2,953
	Dow Inc.	50,331	2,901
	Fastenal Co.	40,732	2,688
	LyondellBasell Industries NV Class A	18,325	1,822
	International Flavors & Fragrances Inc.	18,323	1,762
	Steel Dynamics Inc.	10,867	1,455
	Avery Dennison Corp.	5,712	1,300
	Reliance Inc.	4,106	1,235
	International Paper Co.	24,714	1,114
	CF Industries Holdings Inc.	13,739	1,095
	Celanese Corp.	7,123	1,083
	Albemarle Corp.	8,349	1,024
	Eastman Chemical Co.	8,503	862
	Southern Copper Corp.	6,157	730
	Mosaic Co.	23,213	718
*	Cleveland-Cliffs Inc.	35,397	612
	Royal Gold Inc.	4,668	598
	United States Steel Corp.	15,576	597
*	RBC Bearings Inc.	2,003	591
	Alcoa Corp.	12,628	559
	FMC Corp.	8,920	544
	UFP Industries Inc.	4,261	509
	Mueller Industries Inc.	7,935	467
	Commercial Metals Co.	8,258	465
	Olin Corp.	8,550	460
	Hexcel Corp.	6,032	415
	Cabot Corp.	3,850	394
	Boise Cascade Co.	2,813	386
	Carpenter Technology Corp.	3,446	382
	Element Solutions Inc.	15,896	382
*	Valvoline Inc.	9,284	377
	Timken Co.	4,329	376
	Westlake Corp.	2,326	374
	Ashland Inc.	3,572	358
	Balchem Corp.	2,283	351
*	Arcadium Lithium plc	72,550	321
	Avient Corp.	6,830	305
	Huntsman Corp.	11,747	291
	Chemours Co.	10,699	266
	Hecla Mining Co.	43,697	257
	NewMarket Corp.	443	237
	Innospec Inc.	1,800	235
	Sensient Technologies Corp.	2,993	233
	Scotts Miracle-Gro Co.	2,975	207
	Minerals Technologies Inc.	2,365	205
*	Constellium SE	9,456	205
*	Uranium Energy Corp.	27,563	197
	Sylvamo Corp.	2,606	186
	Quaker Chemical Corp.	987	179
	Materion Corp.	1,456	167
	Tronox Holdings plc	8,245	163
*	Coeur Mining Inc.	25,339	146
	Stepan Co.	1,563	136
*	MP Materials Corp.	7,508	122
*	Ingevity Corp.	2,453	120

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Hawkins Inc.	1,368	119
	Kaiser Aluminum Corp.	1,126	110
	Orion SA	3,960	99
*	US Silica Holdings Inc.	5,508	85
*	Perimeter Solutions SA	11,070	84
*,1	Energy Fuels Inc.	10,793	76
	SSR Mining Inc. (XTSE)	14,116	75
*	Metallus Inc.	3,091	74
*	Century Aluminum Co.	3,994	73
	Mativ Holdings Inc.	3,867	70
	Worthington Steel Inc.	2,065	68
*	Novagold Resources Inc.	17,074	67
*	Clearwater Paper Corp.	1,208	64
	Koppers Holdings Inc.	1,349	60
*	Ecovyst Inc.	5,959	55
	Haynes International Inc.	884	52
*	Encore Energy Corp.	10,589	51
*	Ivanhoe Electric Inc.	4,338	49
	AdvanSix Inc.	1,965	47
	Ryerson Holding Corp.	1,906	45
*	LSB Industries Inc.	3,521	35
	Olympic Steel Inc.	670	35
	Compass Minerals International Inc.	2,568	33
	Radius Recycling Inc.	1,716	29
*	Northwest Pipe Co.	774	28
*	Rayonier Advanced Materials Inc.	4,611	26
*	GrafTech International Ltd.	11,855	20
	American Vanguard Corp.	1,972	17
*	Perpetua Resources Corp.	2,379	16
*	Intrepid Potash Inc.	553	15
*	Piedmont Lithium Inc.	1,095	14
*	Contango ORE Inc.	589	14
*	i-80 Gold Corp.	12,037	13
	Omega Flex Inc.	208	12
	Tredegar Corp.	2,137	12
	Caledonia Mining Corp. plc	1,021	11
*	Origin Materials Inc.	7,576	9
*	Dakota Gold Corp.	3,098	9
	FutureFuel Corp.	1,670	7
*	Glatfelter Corp.	4,060	7
*	5e Advanced Materials Inc.	1,816	3
*	LanzaTech Global Inc.	1,173	3
			70,132
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	642,707	113,399
*	Tesla Inc.	196,839	35,053
	Costco Wholesale Corp.	31,611	25,601
	Home Depot Inc.	71,324	23,884
	Walmart Inc.	305,435	20,085
*	Netflix Inc.	30,457	19,542
	Walt Disney Co.	130,482	13,558
	McDonald's Corp.	51,997	13,461
	Booking Holdings Inc.	2,488	9,396
	Lowe's Cos. Inc.	41,183	9,113
*	Uber Technologies Inc.	140,468	9,069
	TJX Cos. Inc.	81,254	8,377
	NIKE Inc. Class B	83,790	7,964
	Starbucks Corp.	79,188	6,352
*	Chipotle Mexican Grill Inc.	1,955	6,118
	Target Corp.	32,783	5,119
*	Airbnb Inc. Class A	29,516	4,278
*	O'Reilly Automotive Inc.	4,230	4,075
	Marriott International Inc. Class A	17,134	3,961
	General Motors Co.	82,184	3,697
	Hilton Worldwide Holdings Inc.	17,764	3,563
*	AutoZone Inc.	1,232	3,413
	Ford Motor Co.	279,908	3,395
	Ross Stores Inc.	23,536	3,289
*	Copart Inc.	61,274	3,251

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	DR Horton Inc.	21,606	3,193
*	Spotify Technology SA	10,014	2,972
*	Trade Desk Inc. Class A	31,546	2,927
	Lennar Corp. Class A	18,060	2,896
	Yum! Brands Inc.	19,944	2,741
	Electronic Arts Inc.	19,227	2,555
*	Lululemon Athletica Inc.	7,954	2,482
*	Royal Caribbean Cruises Ltd.	16,749	2,473
	Delta Air Lines Inc.	45,603	2,327
	Tractor Supply Co.	7,756	2,213
	Dollar General Corp.	15,714	2,151
	Estee Lauder Cos. Inc. Class A	16,538	2,040
	eBay Inc.	37,164	2,015
*	Deckers Outdoor Corp.	1,826	1,997
*	Take-Two Interactive Software Inc.	11,785	1,890
	Garmin Ltd.	10,896	1,785
	PulteGroup Inc.	15,183	1,781
*	Coupang Inc.	78,305	1,781
*	Dollar Tree Inc.	14,791	1,745
*	Aptiv plc	19,504	1,624
*	NVR Inc.	207	1,590
	Genuine Parts Co.	9,977	1,438
*	Ulta Beauty Inc.	3,478	1,374
	Williams-Sonoma Inc.	4,527	1,327
	Omnicom Group Inc.	14,178	1,318
*	Warner Bros Discovery Inc.	157,735	1,300
	Darden Restaurants Inc.	8,459	1,272
	Domino's Pizza Inc.	2,481	1,262
*	United Airlines Holdings Inc.	23,494	1,245
	Las Vegas Sands Corp.	26,301	1,184
	Best Buy Co. Inc.	13,827	1,173
	Southwest Airlines Co.	42,341	1,136
*	Roblox Corp. Class A	33,510	1,127
*	Burlington Stores Inc.	4,653	1,117
*	Liberty Media Corp.-Liberty Formula One Class C	15,019	1,114
*	Expedia Group Inc.	9,460	1,068
*	Carnival Corp.	70,736	1,067
*	DraftKings Inc. Class A	29,913	1,051
*	Live Nation Entertainment Inc.	11,138	1,044
	Pool Corp.	2,711	986
	RB Global Inc. (XTSE)	12,942	941
	Dick's Sporting Goods Inc.	4,017	914
	Toll Brothers Inc.	7,436	905
*	Floor & Decor Holdings Inc. Class A	7,435	869
	Interpublic Group of Cos. Inc.	27,373	859
*	BJ's Wholesale Club Holdings Inc.	9,501	837
	LKQ Corp.	19,443	837
	Bath & Body Works Inc.	16,082	835
	Rollins Inc.	18,250	834
	Texas Roadhouse Inc.	4,734	817
*	CarMax Inc.	11,284	793
*	MGM Resorts International	19,558	786
	News Corp. Class A	28,791	783
	Wingstop Inc.	2,094	772
	Service Corp. International	10,211	732
*	Carvana Co.	7,272	727
*	e.l.f. Beauty Inc.	3,835	717
	Tapestry Inc.	16,226	706
	Wynn Resorts Ltd.	7,427	705
*	Skechers USA Inc. Class A	9,477	677
	Churchill Downs Inc.	5,085	658
*	Crocs Inc.	4,226	658
	Fox Corp. Class A	18,954	653
	Murphy USA Inc.	1,411	619
	Tempur Sealy International Inc.	11,866	609
*	Light & Wonder Inc.	6,353	607
*	Abercrombie & Fitch Co. Class A	3,460	598
	Aramark	18,469	594
	New York Times Co. Class A	11,515	590
	BorgWarner Inc. (XNYS)	16,512	589

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Gentex Corp.	16,474	577
	Hasbro Inc.	9,300	556
*	Five Below Inc.	3,909	540
*	Etsy Inc.	8,487	539
*	American Airlines Group Inc.	46,436	534
*	Rivian Automotive Inc. Class A	48,308	528
*	Caesars Entertainment Inc.	14,670	522
	Ralph Lauren Corp.	2,784	520
	Lear Corp.	4,070	510
	Vail Resorts Inc.	2,695	509
	H&R Block Inc.	10,210	507
	PVH Corp.	4,228	507
*	Norwegian Cruise Line Holdings Ltd.	30,107	500
*	SiteOne Landscape Supply Inc.	3,182	493
	Lithia Motors Inc.	1,940	491
	TKO Group Holdings Inc.	4,372	477
	U-Haul Holding Co.	7,832	476
	Hyatt Hotels Corp. Class A	3,079	454
*	Mattel Inc.	25,465	453
	Paramount Global Class B	38,001	453
	Meritage Homes Corp.	2,558	451
*	GameStop Corp. Class A	19,294	446
*	Bright Horizons Family Solutions Inc.	4,089	430
*	Taylor Morrison Home Corp.	7,256	420
	Wyndham Hotels & Resorts Inc.	5,780	409
*	Duolingo Inc.	2,098	402
	Gap Inc.	13,693	397
*	Lyft Inc. Class A	24,890	389
*	Planet Fitness Inc. Class A	6,099	388
	Nexstar Media Group Inc.	2,305	382
	Macy's Inc.	19,414	378
*	Alaska Air Group Inc.	8,885	373
	Thor Industries Inc.	3,645	362
*	Ollie's Bargain Outlet Holdings Inc.	4,355	359
*	Wayfair Inc. Class A	5,927	353
	Whirlpool Corp.	3,792	353
*	Asbury Automotive Group Inc.	1,471	346
*	AutoNation Inc.	2,005	341
	Signet Jewelers Ltd.	3,106	340
	KB Home	4,754	336
	VF Corp.	25,176	334
	Harley-Davidson Inc.	9,011	323
	Polaris Inc.	3,826	320
*	Cava Group Inc.	3,429	317
*	Grand Canyon Education Inc.	2,161	308
	Advance Auto Parts Inc.	4,276	302
	Group 1 Automotive Inc.	958	298
*	RH	1,095	298
	Academy Sports & Outdoors Inc.	5,133	296
	Kontoor Brands Inc.	3,948	290
	American Eagle Outfitters Inc.	13,035	286
*	Capri Holdings Ltd.	8,065	279
*	Coty Inc. Class A	26,691	277
*	Liberty Media Corp.-Liberty SiriusXM Class C	12,072	274
*	Skyline Champion Corp.	3,842	267
	Boyd Gaming Corp.	4,988	266
*	Tri Pointe Homes Inc.	6,824	264
	Fox Corp. Class B	8,179	261
*	YETI Holdings Inc.	6,272	256
*	Boot Barn Holdings Inc.	2,130	253
*	Shake Shack Inc. Class A	2,654	252
*	Goodyear Tire & Rubber Co.	20,302	250
*	Madison Square Garden Sports Corp.	1,350	249
*	M/I Homes Inc.	1,933	241
	Choice Hotels International Inc.	2,077	235
*	Hilton Grand Vacations Inc.	5,663	234
	Steven Madden Ltd.	5,268	234
	Marriott Vacations Worldwide Corp.	2,539	229
	Travel & Leisure Co.	5,116	225
*	Cavco Industries Inc.	609	218

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Brinker International Inc.	3,079	217
*	Visteon Corp.	1,952	217
	Wendy's Co.	12,339	215
*	Sweetgreen Inc. Class A	6,990	215
*	SkyWest Inc.	2,860	214
	Newell Brands Inc.	27,549	213
	Penske Automotive Group Inc.	1,397	212
	Columbia Sportswear Co.	2,469	211
*	frontdoor Inc.	5,908	209
	TEGNA Inc.	14,023	209
*	Stride Inc.	2,991	205
	LCI Industries	1,832	201
	Graham Holdings Co. Class B	257	193
*	Urban Outfitters Inc.	4,638	193
*	Penn Entertainment Inc.	10,907	191
	Nordstrom Inc.	8,356	185
*	Adient plc	6,502	184
	Rush Enterprises Inc. Class A	4,054	183
	Strategic Education Inc.	1,617	183
	Kohl's Corp.	8,062	181
	News Corp. Class B	6,498	181
*	Helen of Troy Ltd.	1,691	181
*	Adtalem Global Education Inc.	2,773	179
	Carter's Inc.	2,620	179
*	Dorman Products Inc.	1,891	174
	Century Communities Inc.	2,055	173
	Red Rock Resorts Inc. Class A	3,358	172
*	Liberty Media Corp.-Liberty SiriusXM Class A	7,476	170
*	Topgolf Callaway Brands Corp.	10,320	162
	Foot Locker Inc.	5,793	161
*	ACV Auctions Inc. Class A	9,035	161
	PriceSmart Inc.	1,856	156
	Inter Parfums Inc.	1,292	155
	HNI Corp.	3,235	152
	International Game Technology plc	7,593	150
*,1	Lucid Group Inc.	52,743	150
*	QuantumScape Corp.	24,973	148
	Avis Budget Group Inc.	1,295	147
*	LGI Homes Inc.	1,516	146
	Phinia Inc.	3,215	144
	MillerKnoll Inc.	5,202	143
*	Vista Outdoor Inc.	4,072	142
*	OPENLANE Inc.	8,181	141
*	TripAdvisor Inc.	7,687	141
*	Fox Factory Holding Corp.	3,006	140
	Acushnet Holdings Corp.	2,112	139
*	Sonos Inc.	8,800	139
*	United Parks & Resorts Inc.	2,631	138
	Laureate Education Inc.	8,761	137
	Bloomin' Brands Inc.	6,176	135
*	JetBlue Airways Corp.	24,016	134
*	Cinemark Holdings Inc.	7,701	133
*	Six Flags Entertainment Corp.	5,098	130
	Dana Inc.	9,130	128
	Cheesecake Factory Inc.	3,265	126
*	Hanesbrands Inc.	24,625	126
*	Gentherm Inc.	2,294	124
	Winnebago Industries Inc.	1,989	123
*	Dave & Buster's Entertainment Inc.	2,383	122
	Upbound Group Inc.	3,697	121
	Worthington Enterprises Inc.	2,109	120
*	Victoria's Secret & Co.	5,256	120
	Oxford Industries Inc.	1,072	119
	La-Z-Boy Inc.	3,062	115
*	Knowles Corp.	6,485	114
*	Liberty Media Corp.-Liberty Live Class C	2,994	114
*	Under Armour Inc. Class C	16,226	113
	Leggett & Platt Inc.	9,577	111
	PROG Holdings Inc.	2,939	111
*	Atlanta Braves Holdings Inc. Class C	2,778	111

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Central Garden & Pet Co.	2,510	109
	Papa John's International Inc.	2,305	107
	Dillard's Inc. Class A	231	103
*,1	Birkenstock Holding plc	1,787	102
	Perdoceo Education Corp.	4,446	100
*	Madison Square Garden Entertainment Corp.	2,710	96
*	Cars.com Inc.	4,677	95
*	Green Brick Partners Inc.	1,726	94
*	Under Armour Inc. Class A	12,679	91
*	Arlo Technologies Inc.	6,268	89
	John Wiley & Sons Inc. Class A	2,432	89
*	ODP Corp.	2,277	89
*	G-III Apparel Group Ltd.	2,930	88
*	Sally Beauty Holdings Inc.	7,225	88
	Steelcase Inc. Class A	6,429	88
*	OneSpaWorld Holdings Ltd.	5,585	87
*	PowerSchool Holdings Inc. Class A	3,854	83
*	Peloton Interactive Inc. Class A	22,442	82
	Caleres Inc.	2,348	81
	Buckle Inc.	2,079	80
*	National Vision Holdings Inc.	5,197	78
	Wolverine World Wide Inc.	5,692	78
	Cracker Barrel Old Country Store Inc.	1,558	76
*,1	AMC Entertainment Holdings Inc. Class A	17,270	75
	Jack in the Box Inc.	1,316	73
*	Central Garden & Pet Co. Class A	1,920	72
	Hibbett Inc.	833	72
*	Leslie's Inc.	12,617	72
*	Coursera Inc.	9,422	72
*	Sabre Corp.	21,826	68
	Scholastic Corp.	1,844	67
	Winmark Corp.	188	67
*	Liberty Media Corp.-Liberty Live Class A	1,825	67
*	QuinStreet Inc.	3,737	66
*	Sphere Entertainment Co.	1,766	64
	Monarch Casino & Resort Inc.	948	63
	Krispy Kreme Inc.	5,999	63
*	Beazer Homes USA Inc.	2,142	62
*	Atlanta Braves Holdings Inc. Class A	1,468	62
*	American Axle & Manufacturing Holdings Inc.	8,047	61
	Matthews International Corp. Class A	2,169	61
*	XPEL Inc.	1,613	61
	Camping World Holdings Inc. Class A	2,992	60
	Interface Inc.	3,745	60
	Sonic Automotive Inc. Class A	1,051	60
*	Lions Gate Entertainment Corp. Class B	7,683	59
*	Vizio Holding Corp. Class A	5,478	59
	Allegiant Travel Co.	1,072	57
*	Malibu Boats Inc. Class A	1,483	57
*	BJ's Restaurants Inc.	1,588	56
[1]	Sirius XM Holdings Inc.	19,936	56
*	Revolve Group Inc.	2,894	55
	Shoe Carnival Inc.	1,393	53
	Sturm Ruger & Co. Inc.	1,188	53
	Smith & Wesson Brands Inc.	3,140	53
*	Udemy Inc.	5,983	53
*	Hawaiian Holdings Inc.	3,813	52
*	Hovnanian Enterprises Inc. Class A	362	52
*	Life Time Group Holdings Inc.	3,077	52
*	Viad Corp.	1,450	51
*	IMAX Corp.	3,088	51
*	Dream Finders Homes Inc. Class A	1,720	49
	Monro Inc.	2,043	48
*	Beyond Inc.	3,146	48
[1]	Paramount Global Class A	2,262	47
	Dine Brands Global Inc.	1,160	46
	Guess? Inc.	1,987	46
*	Driven Brands Holdings Inc.	3,968	46
*	Rush Street Interactive Inc.	5,132	46
*	Thryv Holdings Inc.	2,146	45

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	1,506	44
	Standard Motor Products Inc.	1,431	44
*	Universal Technical Institute Inc.	2,805	44
	A-Mark Precious Metals Inc.	1,154	44
*	Integral Ad Science Holding Corp.	4,735	44
	Rush Enterprises Inc. Class B	1,016	43
*	Figs Inc. Class A	8,046	43
*	Lions Gate Entertainment Corp. Class A	5,114	42
*	MarineMax Inc.	1,432	41
	Golden Entertainment Inc.	1,325	40
*	Everi Holdings Inc.	5,418	39
*	Kura Sushi USA Inc. Class A	395	39
*	Liberty Media Corp. -Liberty Formula One Class A	565	39
*	Clear Channel Outdoor Holdings Inc.	26,649	38
*	Daily Journal Corp.	99	38
*	AMC Networks Inc. Class A	2,202	38
*	Accel Entertainment Inc.	3,852	38
*	Mister Car Wash Inc.	5,452	38
	Gray Television Inc.	5,995	37
*	Hertz Global Holdings Inc.	8,596	37
*	Selectquote Inc.	11,453	36
*	Stagwell Inc.	5,219	36
*	Luminar Technologies Inc.	21,446	35
*	Clean Energy Fuels Corp.	10,556	33
*	Sun Country Airlines Holdings Inc.	3,091	33
*	Chuy's Holdings Inc.	1,161	31
*	Gannett Co. Inc.	8,375	31
	Global Industrial Co.	894	31
*	First Watch Restaurant Group Inc.	1,594	31
*	Portillo's Inc. Class A	3,052	31
	Sinclair Inc.	2,213	31
*	Super Group SGHC Ltd.	8,455	31
	Carriage Services Inc.	1,100	30
*	Chegg Inc.	7,864	30
	Arko Corp.	5,043	30
*	Instructure Holdings Inc.	1,365	30
*	Stoneridge Inc.	1,831	29
*	Corsair Gaming Inc.	2,541	29
*	Liquidity Services Inc.	1,393	27
	Spirit Airlines Inc.	7,418	27
*	America's Car-Mart Inc.	427	26
	Designer Brands Inc. Class A	2,614	26
*	Lovesac Co.	911	26
*	PlayAGS Inc.	2,270	26
*	Denny's Corp.	3,480	25
	Haverty Furniture Cos. Inc.	893	25
	Movado Group Inc.	932	25
	RCI Hospitality Holdings Inc.	554	25
*	Bally's Corp.	2,084	25
*	MasterCraft Boat Holdings Inc.	1,121	24
*	European Wax Center Inc. Class A	2,107	24
*	Boston Omaha Corp. Class A	1,587	23
*	Zumiez Inc.	1,223	23
*	Savers Value Village Inc.	1,713	23
*	Turtle Beach Corp.	1,352	22
*	OneWater Marine Inc. Class A	854	22
*	Genesco Inc.	731	21
*	Sleep Number Corp.	1,417	21
	Build-A-Bear Workshop Inc.	765	21
	Marcus Corp.	1,834	20
*	Cardlytics Inc.	2,222	19
*	Funko Inc. Class A	2,050	19
*	Legacy Housing Corp.	798	19
*	Petco Health & Wellness Co. Inc.	4,881	19
	Cricut Inc. Class A	2,993	19
*	El Pollo Loco Holdings Inc.	1,665	18
*	iRobot Corp.	1,869	18
*	AMMO Inc.	6,813	18
*	Eastman Kodak Co.	3,188	17
*	Lands' End Inc.	1,202	17

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	1,410	17
*	Lindblad Expeditions Holdings Inc.	2,047	16
*	1-800-Flowers.com Inc. Class A	1,608	16
	Aaron's Co. Inc.	1,892	16
	Clarus Corp.	2,124	15
	Johnson Outdoors Inc. Class A	413	15
*	Stitch Fix Inc. Class A	6,173	15
*	Inspired Entertainment Inc.	1,641	15
*	Landsea Homes Corp.	1,466	15
*	Cooper-Standard Holdings Inc.	1,054	14
*	Potbelly Corp.	1,596	14
	Rocky Brands Inc.	352	14
	Climb Global Solutions Inc.	252	14
	Alta Equipment Group Inc.	1,627	14
	Playtika Holding Corp.	1,583	14
*	BARK Inc.	10,652	14
*	Outbrain Inc.	3,144	14
*	Xponential Fitness Inc. Class A	1,539	14
*	Holley Inc.	3,560	14
*	GoPro Inc. Class A	8,192	12
*	EW Scripps Co. Class A	4,477	12
*	Tile Shop Holdings Inc.	1,892	12
*	Tilly's Inc. Class A	2,001	12
*	Vera Bradley Inc.	1,521	12
*	Sportsman's Warehouse Holdings Inc.	3,203	12
*	Destination XL Group Inc.	3,357	12
*	Frontier Group Holdings Inc.	2,210	12
*	Snap One Holdings Corp.	1,146	12
	Bowlero Corp. Class A	969	12
	Nathan's Famous Inc.	158	11
	J Jill Inc.	326	11
*	ThredUP Inc. Class A	5,564	11
*	Playstudios Inc.	5,032	11
*	Gambling.com Group Ltd.	1,396	11
	Entravision Communications Corp. Class A	4,758	10
	Hooker Furnishings Corp.	597	10
*	Blink Charging Co.	3,333	10
*	ONE Group Hospitality Inc.	1,914	10
*	Latham Group Inc.	2,536	10
*	SES AI Corp.	7,730	10
*	ContextLogic Inc. Class A	1,765	10
	Weyco Group Inc.	309	9
*	Emerald Holding Inc.	1,517	9
*	Full House Resorts Inc.	1,743	9
*	Livewire Group Inc.	1,406	9
*	Children's Place Inc.	692	8
	Escalade Inc.	574	8
*	Red Robin Gourmet Burgers Inc.	989	8
	Marine Products Corp.	786	8
	Townsquare Media Inc. Class A	703	8
*	JAKKS Pacific Inc.	432	8
*	Traeger Inc.	3,150	8
*	Reservoir Media Inc.	1,024	8
*	Biglari Holdings Inc. Class B	37	7
*	Noodles & Co.	3,843	7
	Cato Corp. Class A	1,059	6
*	Century Casinos Inc.	2,301	6
*	iHeartMedia Inc. Class A	6,426	6
*	Purple Innovation Inc.	4,588	6
*	Nerdy Inc.	3,366	6
*	Mondee Holdings Inc.	2,844	6
*	Big Lots Inc.	1,538	5
*	WW International Inc.	3,267	5
*	Allbirds Inc. Class A	7,898	5
	Big 5 Sporting Goods Corp.	1,099	4
*	Fossil Group Inc.	3,598	4
*	Vuzix Corp.	3,223	4
*	CarParts.com Inc.	3,721	4
*	Torrid Holdings Inc.	617	4
*	Duluth Holdings Inc. Class B	760	3

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	VOXX International Corp.	839	3
*	Lazydays Holdings Inc.	759	3
*	2U Inc.	4,423	1
*	Loop Media Inc.	2,276	—
			495,653
Consumer Staples (4.5%)
	Procter & Gamble Co.	167,764	27,604
	Coca-Cola Co.	277,253	17,448
	PepsiCo Inc.	98,222	16,983
	Philip Morris International Inc.	110,696	11,222
	Mondelez International Inc. Class A	97,027	6,649
	Altria Group Inc.	127,058	5,876
	CVS Health Corp.	91,276	5,440
	Colgate-Palmolive Co.	58,320	5,421
	McKesson Corp.	9,509	5,416
	Kimberly-Clark Corp.	23,976	3,196
	Constellation Brands Inc. Class A	11,549	2,890
	Corteva Inc.	50,443	2,822
	General Mills Inc.	40,644	2,794
*	Monster Beverage Corp.	53,115	2,758
	Cencora Inc.	11,962	2,710
	Kenvue Inc.	137,217	2,648
	Sysco Corp.	35,405	2,578
	Kroger Co.	46,510	2,436
	Archer-Daniels-Midland Co.	38,127	2,381
	Keurig Dr Pepper Inc.	68,393	2,342
	Hershey Co.	10,720	2,121
	Kraft Heinz Co.	57,485	2,033
	Church & Dwight Co. Inc.	17,440	1,866
	McCormick & Co. Inc.	17,920	1,294
	Clorox Co.	8,816	1,160
	Tyson Foods Inc. Class A	19,831	1,135
	Kellanova	18,542	1,119
	Bunge Global SA	10,309	1,109
	Conagra Brands Inc.	33,876	1,012
	Lamb Weston Holdings Inc.	10,403	919
	Casey's General Stores Inc.	2,653	880
*	US Foods Holding Corp.	16,207	856
	Walgreens Boots Alliance Inc.	51,307	832
	J M Smucker Co.	7,360	822
*	Celsius Holdings Inc.	10,280	822
*	Performance Food Group Co.	10,890	758
	Molson Coors Beverage Co. Class B	12,376	678
	Hormel Foods Corp.	20,697	641
	Albertsons Cos. Inc. Class A	29,361	606
	Campbell Soup Co.	13,616	604
	Brown-Forman Corp. Class B	12,502	573
*	Sprouts Farmers Market Inc.	7,211	570
*	BellRing Brands Inc.	9,388	546
	Ingredion Inc.	4,592	540
*	Darling Ingredients Inc.	11,336	458
*	Freshpet Inc.	3,091	405
*	Post Holdings Inc.	3,592	383
	Coca-Cola Consolidated Inc.	344	338
	Flowers Foods Inc.	13,472	313
	Lancaster Colony Corp.	1,394	259
	Primo Water Corp.	11,233	253
*	Simply Good Foods Co.	6,428	247
	WD-40 Co.	981	220
*	Boston Beer Co. Inc. Class A	670	210
	Spectrum Brands Holdings Inc.	2,319	208
	J & J Snack Foods Corp.	1,100	179
	Cal-Maine Foods Inc.	2,892	178
	Brown-Forman Corp. Class A	3,833	176
*	Grocery Outlet Holding Corp.	6,876	151
	Energizer Holdings Inc.	5,092	146
	Edgewell Personal Care Co.	3,656	141
*	TreeHouse Foods Inc.	3,739	136
	Andersons Inc.	2,254	118

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Vector Group Ltd.	10,652	117
	Reynolds Consumer Products Inc.	3,858	110
*	Pilgrim's Pride Corp.	2,893	104
	Utz Brands Inc.	5,188	96
*	Vital Farms Inc.	2,295	95
*	Chefs' Warehouse Inc.	2,394	94
	WK Kellogg Co.	4,810	91
	MGP Ingredients Inc.	1,126	87
	Universal Corp.	1,797	86
	Weis Markets Inc.	1,189	78
*	Vita Coco Co. Inc.	2,655	77
*	National Beverage Corp.	1,635	76
	Ingles Markets Inc. Class A	1,022	75
*	Herbalife Ltd.	6,785	70
	Dole plc	5,224	65
	John B Sanfilippo & Son Inc.	612	62
	Fresh Del Monte Produce Inc.	2,472	58
	B&G Foods Inc.	5,124	49
*	Hain Celestial Group Inc.	6,327	49
	Seaboard Corp.	14	47
	SpartanNash Co.	2,338	46
*	United Natural Foods Inc.	3,759	45
*	Mission Produce Inc.	3,712	44
	Nu Skin Enterprises Inc. Class A	3,132	42
*	SunOpta Inc.	6,889	41
*	USANA Health Sciences Inc.	790	38
	Turning Point Brands Inc.	1,062	35
*	Duckhorn Portfolio Inc.	4,125	33
	Calavo Growers Inc.	1,120	30
	ACCO Brands Corp.	5,861	30
*,1	Beyond Meat Inc.	3,829	29
	Oil-Dri Corp. of America	301	25
	Limoneira Co.	1,084	22
*	Seneca Foods Corp. Class A	320	19
*	Westrock Coffee Co.	1,786	19
	Medifast Inc.	693	18
*	Olaplex Holdings Inc.	8,126	15
*	Brookfield Realty Capital Corp. Class A	2,584	15
	Village Super Market Inc. Class A	470	14
	Natural Grocers by Vitamin Cottage Inc.	575	12
*	GrowGeneration Corp.	4,609	12
*	Beauty Health Co.	5,520	12
*	Nature's Sunshine Products Inc.	687	11
*	Waldencast plc Class A	2,485	11
*	HF Foods Group Inc.	2,849	10
	Alico Inc.	381	10
	PetMed Express Inc.	1,610	7
*,1	Forafric Global plc	599	7
*	Benson Hill Inc.	12,664	2
			161,869
Energy (4.1%)
	Exxon Mobil Corp.	323,754	37,963
	Chevron Corp.	122,663	19,908
	ConocoPhillips	85,397	9,947
	EOG Resources Inc.	41,886	5,217
	Schlumberger NV	101,542	4,660
	Marathon Petroleum Corp.	26,287	4,643
	Phillips 66	31,325	4,452
	Valero Energy Corp.	24,265	3,813
	Williams Cos. Inc.	86,805	3,603
	ONEOK Inc.	41,433	3,356
	Occidental Petroleum Corp.	49,197	3,075
	Hess Corp.	19,869	3,062
	Kinder Morgan Inc.	139,501	2,719
	Cheniere Energy Inc.	17,112	2,700
	Diamondback Energy Inc.	12,746	2,540
	Baker Hughes Co.	71,698	2,400
	Halliburton Co.	64,046	2,350
	Devon Energy Corp.	45,599	2,238

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	First Solar Inc.	7,589	2,062
	Targa Resources Corp.	15,775	1,865
	Coterra Energy Inc.	53,177	1,517
	Marathon Oil Corp.	42,188	1,222
*	Enphase Energy Inc.	9,496	1,215
	EQT Corp.	25,794	1,060
	Ovintiv Inc. (XNYS)	18,255	943
	TechnipFMC plc	31,062	814
	Texas Pacific Land Corp.	1,321	812
	Chesapeake Energy Corp.	8,854	805
	APA Corp.	26,163	799
*	Antero Resources Corp.	20,149	718
	HF Sinclair Corp.	11,376	628
	Range Resources Corp.	16,721	617
*	Weatherford International plc	5,061	609
	Permian resources Corp.	36,071	591
*	Southwestern Energy Co.	78,124	588
	Chord Energy Corp.	2,935	544
	NOV Inc.	27,990	527
	Matador Resources Co.	8,044	510
*	NEXTracker Inc. Class A	8,821	487
	DTE Midstream LLC	6,896	463
	ChampionX Corp.	13,772	449
	Murphy Oil Corp.	10,361	443
	Equitrans Midstream Corp.	30,618	437
	Civitas Resources Inc.	5,753	423
	SM Energy Co.	8,241	416
	Noble Corp. plc	7,966	370
	PBF Energy Inc. Class A	7,791	361
	Antero Midstream Corp.	23,787	348
*	Tidewater Inc.	3,279	339
	Magnolia Oil & Gas Corp. Class A	12,777	332
*	Valaris Ltd.	4,212	326
	Arcosa Inc.	3,498	308
*	CNX Resources Corp.	11,573	304
	Liberty Energy Inc.	11,671	288
	Patterson-UTI Energy Inc.	24,963	275
	Helmerich & Payne Inc.	6,975	265
	Alpha Metallurgical Resources Inc.	821	259
	Northern Oil & Gas Inc.	6,263	256
	Warrior Met Coal Inc.	3,696	253
	Cactus Inc. Class A	4,677	240
	California Resources Corp.	4,973	235
	Arch Resources Inc.	1,285	224
*	CONSOL Energy Inc.	2,138	222
	Archrock Inc.	9,924	201
*	Kosmos Energy Ltd.	32,767	200
	Peabody Energy Corp.	7,957	197
	Golar LNG Ltd.	7,092	186
*	Seadrill Ltd.	3,393	176
*	Oceaneering International Inc.	7,208	171
*	Array Technologies Inc.	11,029	156
	Sitio Royalties Corp. Class A	6,258	147
*	Expro Group Holdings NV	6,424	141
*	Plug Power Inc.	38,104	127
*	Gulfport Energy Corp.	781	126
	New Fortress Energy Inc.	4,616	117
*	Talos Energy Inc.	9,614	115
	Delek US Holdings Inc.	4,413	112
	World Kinect Corp.	4,203	111
*	Helix Energy Solutions Group Inc.	9,598	110
*	DNOW Inc.	7,554	110
	Borr Drilling Ltd.	15,798	109
	Kinetik Holdings Inc.	2,617	107
*	Par Pacific Holdings Inc.	3,857	105
*	Diamond Offshore Drilling Inc.	6,904	105
*	Fluence Energy Inc.	3,943	99
*	Shoals Technologies Group Inc. Class A	11,840	93
*	Ameresco Inc. Class A	2,173	79
*	MRC Global Inc.	5,965	79

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Vital Energy Inc.	1,568	77
	Comstock Resources Inc.	6,156	72
*	Green Plains Inc.	3,953	68
*	SilverBow Resources Inc.	1,707	67
	Crescent Energy Co. Class A	5,325	67
*	ProPetro Holding Corp.	6,740	65
*	Bristow Group Inc.	1,810	65
	Core Laboratories Inc.	3,465	65
	SunCoke Energy Inc.	5,545	59
	Select Water Solutions Inc.	5,314	58
	CVR Energy Inc.	1,957	55
*	REX American Resources Corp.	1,037	52
*	Nabors Industries Ltd. (XNYS)	622	47
	VAALCO Energy Inc.	7,002	45
*	Dril-Quip Inc.	2,296	44
*	ChargePoint Holdings Inc.	25,967	44
*	Newpark Resources Inc.	5,019	43
	RPC Inc.	6,050	41
	Vitesse Energy Inc.	1,609	41
*	NextDecade Corp.	5,484	39
*	Centrus Energy Corp. Class A	768	38
	Atlas Energy Solutions Inc.	1,412	34
	Berry Corp.	4,683	33
	SandRidge Energy Inc.	2,266	32
*	TETRA Technologies Inc.	7,987	30
*,1	FuelCell Energy Inc.	31,959	29
	Kodiak Gas Services Inc.	1,029	28
*	Montauk Renewables Inc.	4,337	23
*,1	Tellurian Inc.	43,411	22
*	SEACOR Marine Holdings Inc.	1,488	20
	Ramaco Resources Inc. Class A	1,418	20
*	SunPower Corp.	5,687	19
	Granite Ridge Resources Inc.	2,861	19
*	Oil States International Inc.	4,101	18
	Solaris Oilfield Infrastructure Inc. Class A	1,951	18
*	DMC Global Inc.	1,215	16
*	Ring Energy Inc.	8,850	16
	Riley Exploration Permian Inc.	553	16
*,1	Solid Power Inc.	9,314	16
*	ProFrac Holding Corp. Class A	1,689	16
*	Amplify Energy Corp.	2,289	14
*	TPI Composites Inc.	2,617	14
*	EVgo Inc.	6,999	14
*	Hallador Energy Co.	1,420	13
	NACCO Industries Inc. Class A	377	13
	W&T Offshore Inc.	5,569	12
*	Stem Inc.	9,025	12
	Evolution Petroleum Corp.	1,919	11
*	Forum Energy Technologies Inc.	602	11
*	Gevo Inc.	14,728	10
	Ranger Energy Services Inc.	935	10
[1]	HighPeak Energy Inc.	644	10
*	PrimeEnergy Resources Corp.	70	8
*	Empire Petroleum Corp.	1,048	8
*	Energy Vault Holdings Inc.	6,124	8
*	ESS Tech Inc.	9,612	7
	Ramaco Resources Inc. Class B	551	6
*	Mammoth Energy Services Inc.	1,431	5
*	KLX Energy Services Holdings Inc.	802	4
*	Maxeon Solar Technologies Ltd.	2,078	4
*	FTC Solar Inc.	4,875	3
			150,468
Financials (11.0%)
*	Berkshire Hathaway Inc. Class B	130,534	54,093
	JPMorgan Chase & Co.	205,843	41,710
	Bank of America Corp.	491,106	19,639
	Wells Fargo & Co.	256,738	15,384
	Goldman Sachs Group Inc.	22,492	10,268
	S&P Global Inc.	22,568	9,648

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Progressive Corp.	41,666	8,799
	Citigroup Inc.	136,299	8,493
	BlackRock Inc.	10,596	8,180
	Morgan Stanley	83,428	8,163
	Chubb Ltd.	28,897	7,826
	Charles Schwab Corp.	105,690	7,745
	Marsh & McLennan Cos. Inc.	35,305	7,329
	Blackstone Inc.	50,875	6,130
	Intercontinental Exchange Inc.	40,399	5,409
	CME Group Inc.	25,664	5,209
	KKR & Co. Inc.	47,289	4,863
	US Bancorp	110,749	4,491
	Moody's Corp.	11,292	4,483
	PNC Financial Services Group Inc.	28,401	4,470
	Apollo Global Management Inc.	37,211	4,322
	Aon plc Class A (XNYS)	14,173	3,992
	American International Group Inc.	50,099	3,949
	Arthur J Gallagher & Co.	15,319	3,881
	Aflac Inc.	41,491	3,729
	Truist Financial Corp.	94,406	3,564
	Travelers Cos. Inc.	16,267	3,509
	Bank of New York Mellon Corp.	53,870	3,211
	MetLife Inc.	44,302	3,206
	Allstate Corp.	18,775	3,145
	Ameriprise Financial Inc.	7,130	3,113
	Prudential Financial Inc.	25,815	3,107
*	Coinbase Global Inc. Class A	12,236	2,764
	MSCI Inc.	5,499	2,723
*	Arch Capital Group Ltd.	25,547	2,622
	Discover Financial Services	17,926	2,199
	Hartford Financial Services Group Inc.	20,969	2,169
*	NU Holdings Ltd. Class A	166,372	1,977
	Willis Towers Watson plc	7,385	1,885
	T Rowe Price Group Inc.	15,858	1,869
	Fifth Third Bancorp	48,247	1,805
	M&T Bank Corp.	11,775	1,785
	Ares Management Corp. Class A	11,966	1,677
	Broadridge Financial Solutions Inc.	8,336	1,674
	Raymond James Financial Inc.	13,519	1,659
	State Street Corp.	21,447	1,621
	Nasdaq Inc.	26,285	1,552
*	Markel Group Inc.	942	1,546
	LPL Financial Holdings Inc.	5,386	1,542
	Brown & Brown Inc.	16,926	1,515
	Huntington Bancshares Inc.	101,633	1,415
	Principal Financial Group Inc.	16,897	1,386
	First Citizens BancShares Inc. Class A	774	1,315
	Cboe Global Markets Inc.	7,497	1,297
	Cincinnati Financial Corp.	11,006	1,294
	Regions Financial Corp.	65,459	1,267
	Northern Trust Corp.	14,460	1,218
	Everest Group Ltd.	3,070	1,200
	Citizens Financial Group Inc.	32,986	1,164
	W R Berkley Corp.	14,277	1,157
	FactSet Research Systems Inc.	2,736	1,106
	Equitable Holdings Inc.	24,324	1,009
	Loews Corp.	12,924	993
	Reinsurance Group of America Inc.	4,734	993
	KeyCorp	66,020	949
*	Robinhood Markets Inc. Class A	45,074	942
	Interactive Brokers Group Inc. Class A	7,397	930
	Fidelity National Financial Inc.	18,421	928
	Tradeweb Markets Inc. Class A	8,198	894
	RenaissanceRe Holdings Ltd.	3,694	842
	Ally Financial Inc.	19,301	752
	Unum Group	13,939	751
	East West Bancorp Inc.	9,913	735
	Annaly Capital Management Inc.	35,522	700
	American Financial Group Inc.	5,099	662
	Assurant Inc.	3,753	651

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Carlyle Group Inc.	14,936	642
	First Horizon Corp.	39,559	627
	Kinsale Capital Group Inc.	1,567	601
	Jefferies Financial Group Inc.	12,900	600
	Blue Owl Capital Inc.	32,378	583
	Old Republic International Corp.	18,073	574
	Primerica Inc.	2,486	562
	Stifel Financial Corp.	6,897	558
	Webster Financial Corp.	12,100	535
	Globe Life Inc.	6,353	526
	MarketAxess Holdings Inc.	2,639	525
	Morningstar Inc.	1,821	525
	Voya Financial Inc.	6,817	517
	Evercore Inc. Class A	2,502	508
	Franklin Resources Inc.	21,374	504
	Corebridge Financial Inc.	17,289	504
	Houlihan Lokey Inc.	3,596	487
	Western Alliance Bancorp	7,690	485
	SEI Investments Co.	7,109	481
	Comerica Inc.	9,308	477
	Commerce Bancshares Inc.	8,546	476
	AGNC Investment Corp.	48,809	468
*	SoFi Technologies Inc.	67,856	468
	Zions Bancorp NA	10,335	446
	Popular Inc.	4,953	441
	XP Inc. Class A	23,004	437
	Jackson Financial Inc. Class A	5,637	428
	Cullen/Frost Bankers Inc.	4,205	427
	Pinnacle Financial Partners Inc.	5,352	426
	Wintrust Financial Corp.	4,267	421
	RLI Corp.	2,876	420
	Essent Group Ltd.	7,411	420
	Selective Insurance Group Inc.	4,282	418
	Starwood Property Trust Inc.	21,160	411
	Invesco Ltd.	26,049	409
	MGIC Investment Corp.	19,450	408
	Synovus Financial Corp.	10,254	407
	Axis Capital Holdings Ltd.	5,513	407
	SouthState Corp.	5,222	404
	First American Financial Corp.	7,170	399
	Lincoln National Corp.	11,982	395
	OneMain Holdings Inc.	7,949	390
	Prosperity Bancshares Inc.	6,187	385
	Ryan Specialty Holdings Inc.	6,928	385
	Affiliated Managers Group Inc.	2,348	382
*	Mr Cooper Group Inc.	4,569	381
	Old National Bancorp	22,321	381
	Rithm Capital Corp.	33,689	378
	Cadence Bank	12,957	370
	FNB Corp.	25,066	345
	Radian Group Inc.	10,901	341
	SLM Corp.	15,720	337
	Hanover Insurance Group Inc.	2,516	332
	Hamilton Lane Inc. Class A	2,581	324
	Janus Henderson Group plc	9,506	318
	FirstCash Holdings Inc.	2,686	317
	Bank OZK	7,527	315
	White Mountains Insurance Group Ltd.	174	314
	Lazard Inc.	7,780	313
*	Marathon Digital Holdings Inc.	15,824	309
	Home BancShares Inc.	13,103	308
	Assured Guaranty Ltd.	3,913	304
	United Bankshares Inc.	9,304	302
	Glacier Bancorp Inc.	7,893	295
	Hancock Whitney Corp.	6,149	287
	Columbia Banking System Inc.	14,616	282
	First Financial Bankshares Inc.	9,407	282
*	Enstar Group Ltd.	862	270
	Piper Sandler Cos.	1,266	268
	Moelis & Co. Class A	4,699	266

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Kemper Corp.	4,332	259
	UMB Financial Corp.	3,141	259
	Ameris Bancorp	4,771	238
	United Community Banks Inc.	9,083	233
	Associated Banc-Corp.	10,656	228
*	Brighthouse Financial Inc.	5,071	226
	CNO Financial Group Inc.	7,882	226
*	Oscar Health Inc. Class A	11,153	223
	ServisFirst Bancshares Inc.	3,598	222
	International Bancshares Corp.	3,863	220
*	Credit Acceptance Corp.	447	219
	Valley National Bancorp	30,705	219
	BGC Group Inc. Class A	25,283	219
	Blackstone Mortgage Trust Inc. Class A	12,434	217
	Walker & Dunlop Inc.	2,265	217
	TPG Inc.	5,152	216
	First BanCorp (XNYS)	11,941	212
	Atlantic Union Bankshares Corp.	6,457	211
*	Axos Financial Inc.	3,819	206
*	Genworth Financial Inc. Class A	32,770	206
	WSFS Financial Corp.	4,670	206
*	Texas Capital Bancshares Inc.	3,388	204
	Artisan Partners Asset Management Inc. Class A	4,420	195
	Fulton Financial Corp.	11,450	193
*	NMI Holdings Inc. Class A	5,778	192
	Cathay General Bancorp	5,067	187
	First Hawaiian Inc.	9,102	185
	PJT Partners Inc. Class A	1,728	184
[1]	Arbor Realty Trust Inc.	12,958	177
	First Interstate BancSystem Inc. Class A	6,479	172
	Community Bank System Inc.	3,770	171
	BOK Financial Corp.	1,869	169
	New York Community Bancorp Inc.	50,878	167
	PennyMac Financial Services Inc.	1,835	166
	StepStone Group Inc. Class A	3,863	166
	Independent Bank Corp. (XNGS)	3,154	160
	Towne Bank	5,883	160
	Bank of Hawaii Corp.	2,746	159
	CVB Financial Corp.	9,483	157
	Simmons First National Corp. Class A	8,990	156
	First Financial Bancorp	6,884	154
	BankUnited Inc.	5,297	152
	Pacific Premier Bancorp Inc.	6,800	151
	Eastern Bankshares Inc.	10,912	150
	Park National Corp.	1,086	149
	First Merchants Corp.	4,370	144
	Seacoast Banking Corp. of Florida	6,077	144
*	StoneX Group Inc.	1,918	144
*	Palomar Holdings Inc.	1,656	141
	Heartland Financial USA Inc.	3,161	139
	WaFd Inc.	4,952	139
	BancFirst Corp.	1,605	138
*	Baldwin Insurance Group Inc.	4,098	138
	Banc of California Inc.	9,688	134
*	Riot Platforms Inc.	13,760	134
	Cohen & Steers Inc.	1,866	131
	Trustmark Corp.	4,491	131
*,1	Upstart Holdings Inc.	5,252	130
	Provident Financial Services Inc.	8,832	127
	Renasant Corp.	4,228	127
	Virtu Financial Inc. Class A	5,717	126
	Independent Bank Group Inc.	2,668	123
	Compass Diversified Holdings	5,408	123
*	Enova International Inc.	1,972	122
	NBT Bancorp Inc.	3,270	122
	WesBanco Inc.	4,403	122
*	Bancorp Inc.	3,560	120
	City Holding Co.	1,142	117
	OFG Bancorp	3,153	117
	Bank of NT Butterfield & Son Ltd.	3,432	117

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Triumph Financial Inc.	1,561	116
	Banner Corp.	2,461	115
	Stewart Information Services Corp.	1,820	115
*	Rocket Cos. Inc. Class A	7,966	111
	Apollo Commercial Real Estate Finance Inc.	10,865	110
	First Bancorp/Southern Pines NC	3,463	109
	Nelnet Inc. Class A	1,033	107
	Federal Agricultural Mortgage Corp. Class C	608	106
	Horace Mann Educators Corp.	3,115	106
	Virtus Investment Partners Inc.	457	104
	Lakeland Financial Corp.	1,660	103
	Mercury General Corp.	1,843	103
	Hilltop Holdings Inc.	3,282	100
	Pathward Financial Inc.	1,884	100
	Northwest Bancshares Inc.	9,094	100
	Stock Yards Bancorp Inc.	2,108	99
	Victory Capital Holdings Inc. Class A	1,903	99
	Ready Capital Corp.	11,728	97
	WisdomTree Inc.	9,555	95
	FB Financial Corp.	2,551	94
	Enterprise Financial Services Corp.	2,396	93
*	Goosehead Insurance Inc. Class A	1,446	93
	Two Harbors Investment Corp.	7,231	93
*	Cannae Holdings Inc.	5,076	92
	First Busey Corp.	4,077	92
	Ladder Capital Corp.	8,100	91
	First Commonwealth Financial Corp.	6,671	90
	National Bank Holdings Corp. Class A	2,467	90
*	Customers Bancorp Inc.	1,924	87
	CNA Financial Corp.	1,868	86
	TriCo Bancshares	2,269	86
	Westamerica BanCorp	1,756	86
	Navient Corp.	5,637	85
	Employers Holdings Inc.	1,983	84
	Hope Bancorp Inc.	7,853	83
	S&T Bancorp Inc.	2,574	82
*	Trupanion Inc.	2,718	81
	PennyMac Mortgage Investment Trust	5,883	80
	Live Oak Bancshares Inc.	2,268	78
	MFA Financial Inc. REIT	7,257	78
*	Skyward Specialty Insurance Group Inc.	2,102	78
	Stellar Bancorp Inc.	3,387	77
	Franklin BSP Realty Trust Inc. REIT	5,928	76
	Veritex Holdings Inc.	3,618	74
	First Mid Bancshares Inc.	2,315	73
	Safety Insurance Group Inc.	935	72
	Sandy Spring Bancorp Inc.	3,028	71
	German American Bancorp Inc.	2,224	70
	Fidelis Insurance Holdings Ltd.	4,213	70
	Nicolet Bankshares Inc.	859	69
*	Encore Capital Group Inc.	1,541	68
	Peoples Bancorp Inc.	2,292	67
	Preferred Bank	898	67
	Berkshire Hills Bancorp Inc.	2,960	66
*	LendingClub Corp.	7,291	65
	ARMOUR Residential REIT Inc.	3,351	65
	Ellington Financial Inc.	5,215	63
	National Western Life Group Inc. Class A	128	63
	QCR Holdings Inc.	1,113	63
	Origin Bancorp Inc.	1,976	62
*	SiriusPoint Ltd.	4,725	62
	Chimera Investment Corp.	5,117	61
	1st Source Corp.	1,173	60
	OceanFirst Financial Corp.	3,921	59
	Redwood Trust Inc.	9,320	59
	Enact Holdings Inc.	1,914	59
*	PRA Group Inc.	2,693	58
	TrustCo Bank Corp. NY	2,068	58
	AMERISAFE Inc.	1,294	57
	Banco Latinoamericano de Comercio Exterior SA Class E	1,901	57

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Claros Mortgage Trust Inc.	7,124	56
	Brookline Bancorp Inc.	6,352	55
*,1	Lemonade Inc.	3,319	55
	Brightspire Capital Inc.	9,028	55
*	Assetmark Financial Holdings Inc.	1,571	54
	Southside Bancshares Inc.	2,021	54
	Univest Financial Corp.	2,496	54
	Bank First Corp.	655	53
	First Bancshares Inc.	2,050	52
	UWM Holdings Corp.	7,026	52
	F&G Annuities & Life Inc.	1,281	52
	Brookfield Business Corp. Class A	2,495	51
*	Ambac Financial Group Inc.	2,808	50
*	ProAssurance Corp.	3,457	50
	Patria Investments Ltd. Class A	3,815	50
	HCI Group Inc.	511	49
	Tompkins Financial Corp.	1,049	49
	Dynex Capital Inc.	3,906	48
	Merchants Bancorp	1,190	48
	Brightsphere Investment Group Inc.	2,186	48
	TFS Financial Corp.	3,581	47
	Premier Financial Corp.	2,385	47
	Perella Weinberg Partners	3,034	47
	Byline Bancorp Inc.	1,997	46
	Community Trust Bancorp Inc.	1,094	46
	Capitol Federal Financial Inc.	8,703	45
	Heritage Financial Corp.	2,471	45
	ConnectOne Bancorp Inc.	2,339	44
	Great Southern Bancorp Inc.	826	43
	Mercantile Bank Corp.	1,124	43
*	CrossFirst Bankshares Inc.	3,276	43
*	Open Lending Corp. Class A	6,603	43
	Dime Community Bancshares Inc.	2,343	43
	First Community Bankshares Inc.	1,205	42
	TPG RE Finance Trust Inc.	4,907	42
	Eagle Bancorp Inc.	2,201	40
	Old Second Bancorp Inc.	2,752	40
	Republic Bancorp Inc. Class A	765	40
	Burke & Herbert Financial Services Corp.	773	39
	Equity Bancshares Inc. Class A	1,136	38
	Horizon Bancorp Inc.	3,118	38
	KKR Real Estate Finance Trust Inc.	4,048	38
	Midland States Bancorp Inc.	1,659	38
	Amerant Bancorp Inc.	1,698	37
	New York Mortgage Trust Inc.	6,157	37
	Business First Bancshares Inc.	1,666	36
	Independent Bank Corp.	1,446	36
	Universal Insurance Holdings Inc.	1,810	36
*	Coastal Financial Corp.	801	36
	Metrocity Bankshares Inc.	1,476	36
	B Riley Financial Inc.	1,478	35
	Cambridge Bancorp	528	35
	Central Pacific Financial Corp.	1,744	35
	Washington Trust Bancorp Inc.	1,350	35
*	World Acceptance Corp.	274	35
	Bank of Marin Bancorp	2,241	34
	Camden National Corp.	1,040	34
	Hanmi Financial Corp.	2,136	34
	United Fire Group Inc.	1,498	33
	Invesco Mortgage Capital Inc. REIT	3,563	33
	First Financial Corp.	853	32
	Amalgamated Financial Corp.	1,283	32
	Heritage Commerce Corp.	3,766	31
*	LendingTree Inc.	711	31
	Diamond Hill Investment Group Inc.	198	30
	Orchid Island Capital Inc.	3,535	30
	HarborOne Bancorp Inc.	2,781	29
	Peapack-Gladstone Financial Corp.	1,353	29
	Bar Harbor Bankshares	1,058	28
*	Columbia Financial Inc.	1,926	28

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	GCM Grosvenor Inc. Class A	2,814	28
	Farmers National Banc Corp.	2,219	27
*	Metropolitan Bank Holding Corp.	631	27
	HBT Financial Inc.	1,377	27
	Capital City Bank Group Inc.	954	26
	Southern Missouri Bancorp Inc.	619	26
	Tiptree Inc.	1,513	26
	CNB Financial Corp.	1,305	25
	HomeTrust Bancshares Inc.	892	25
	Northeast Bank	457	25
	Northfield Bancorp Inc.	2,767	25
	Alerus Financial Corp.	1,281	25
	Arrow Financial Corp.	959	24
	First Foundation Inc.	3,967	24
*	Greenlight Capital Re Ltd. Class A	1,800	24
	Orrstown Financial Services Inc.	869	23
	RBB Bancorp	1,256	23
	Shore Bancshares Inc.	1,990	23
	Kearny Financial Corp.	3,943	22
	MidWestOne Financial Group Inc.	1,027	22
*	Third Coast Bancshares Inc.	1,027	22
	Citizens & Northern Corp.	1,172	21
	Farmers & Merchants Bancorp Inc.	957	21
	Flushing Financial Corp.	1,658	21
	Home Bancorp Inc.	569	21
	SmartFinancial Inc.	900	21
	Macatawa Bank Corp.	1,484	21
	P10 Inc. Class A	2,574	21
	First Bancorp Inc. (XNGS)	822	20
	Guaranty Bancshares Inc.	672	20
	Peoples Financial Services Corp.	513	20
	Esquire Financial Holdings Inc.	443	20
*	Carter Bankshares Inc.	1,543	20
	NewtekOne Inc.	1,454	20
*	Hamilton Insurance Group Ltd. Class B	1,182	20
	Codorus Valley Bancorp Inc.	851	19
	Financial Institutions Inc.	1,084	19
	First Bank	1,598	19
	MVB Financial Corp.	1,009	19
	Northrim BanCorp Inc.	326	19
	Unity Bancorp Inc.	671	19
	West BanCorp Inc.	1,089	19
	James River Group Holdings Ltd.	2,391	19
	Mid Penn Bancorp Inc.	888	19
	South Plains Financial Inc.	706	19
*	Bridgewater Bancshares Inc.	1,592	18
	MBIA Inc.	3,232	18
	Five Star Bancorp	802	18
*	American Coastal Insurance Corp. Class C	1,455	17
*	Southern First Bancshares Inc.	624	17
	Red River Bancshares Inc.	373	17
	Civista Bancshares Inc.	1,128	16
	First of Long Island Corp.	1,596	16
	LCNB Corp.	1,148	16
	Sierra Bancorp	752	16
	Ames National Corp.	785	16
*	Blue Foundry Bancorp	1,711	16
	John Marshall Bancorp Inc.	924	16
	Donegal Group Inc. Class A	1,136	15
	First Business Financial Services Inc.	444	15
*	FVCBankcorp Inc.	1,374	15
	ACNB Corp.	478	15
	Timberland Bancorp Inc.	615	15
	Orange County Bancorp Inc.	298	15
	Chicago Atlantic Real Estate Finance Inc.	976	15
	Enterprise Bancorp Inc.	556	14
	Hingham Institution for Savings	83	14
*	NI Holdings Inc.	878	14
	Greene County Bancorp Inc.	436	14
*	Velocity Financial Inc.	735	14

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Capital Bancorp Inc.	706	14
	BCB Bancorp Inc.	1,278	13
	BayCom Corp.	639	13
*	eHealth Inc.	2,270	13
	HomeStreet Inc.	1,444	13
	Waterstone Financial Inc.	1,100	13
	Colony Bankcorp Inc.	1,100	13
	Primis Financial Corp.	1,278	13
	FS Bancorp Inc.	353	12
	Granite Point Mortgage Trust Inc.	3,708	12
	Investors Title Co.	63	12
	Regional Management Corp.	447	12
	Fidelity D&D Bancorp Inc.	269	12
*	First Western Financial Inc.	727	12
	AFC Gamma Inc.	979	12
	Northeast Community Bancorp Inc.	722	12
*	Hippo Holdings Inc.	685	12
	ESSA Bancorp Inc.	624	11
	Norwood Financial Corp.	423	11
*	Maiden Holdings Ltd.	5,350	11
	Plumas Bancorp	319	11
	Angel Oak Mortgage REIT Inc.	891	11
	Southern States Bancshares Inc.	397	11
*	Forge Global Holdings Inc.	6,863	11
	NexPoint Diversified Real Estate Trust	1,923	11
	Citizens Financial Services Inc.	262	11
	National Bankshares Inc.	321	10
*	Ocwen Financial Corp.	403	10
	Nexpoint Real Estate Finance Inc.	734	10
*	Ponce Financial Group Inc.	1,061	10
	Community West Bancshares	562	10
	Middlefield Banc Corp.	448	9
	PCB Bancorp	605	9
	ChoiceOne Financial Services Inc.	384	9
	Oak Valley Bancorp	375	9
	C&F Financial Corp.	186	8
	Crawford & Co. Class A	861	8
	Parke Bancorp Inc.	518	8
*	Sterling Bancorp Inc.	1,575	8
*	Pioneer Bancorp Inc.	748	8
	Bank7 Corp.	277	8
	Silvercrest Asset Management Group Inc. Class A	521	8
	Princeton Bancorp Inc.	261	8
	Bankwell Financial Group Inc.	288	7
	Chemung Financial Corp.	172	7
	Evans Bancorp Inc.	268	7
	Penns Woods Bancorp Inc.	360	7
*	Security National Financial Corp. Class A	810	7
	Virginia National Bankshares Corp.	244	7
	USCB Financial Holdings Inc.	564	7
	First Community Corp.	378	6
	MainStreet Bancshares Inc.	366	6
*	Consumer Portfolio Services Inc.	721	6
*	Kingsway Financial Services Inc.	775	6
*	AlTi Global Inc.	1,317	6
*	SWK Holdings Corp.	300	5
*	GoHealth Inc. Class A	342	4
*	Bakkt Holdings Inc.	196	3
*	Finance of America Cos. Inc. Class A	3,215	2
	MarketWise Inc.	1,554	2
			398,082
Health Care (11.5%)
	Eli Lilly & Co.	60,379	49,531
	UnitedHealth Group Inc.	66,318	32,852
	Johnson & Johnson	171,883	25,210
	Merck & Co. Inc.	181,210	22,749
	AbbVie Inc.	125,895	20,299
	Thermo Fisher Scientific Inc.	27,499	15,619
	Abbott Laboratories	123,430	12,613

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Danaher Corp.	46,924	12,050
	Amgen Inc.	38,121	11,659
	Pfizer Inc.	403,149	11,554
*	Intuitive Surgical Inc.	24,914	10,018
	Elevance Health Inc.	16,902	9,101
	Stryker Corp.	25,331	8,640
*	Vertex Pharmaceuticals Inc.	18,385	8,371
*	Boston Scientific Corp.	104,264	7,879
	Medtronic plc	94,604	7,698
*	Regeneron Pharmaceuticals Inc.	7,314	7,169
	Cigna Group	20,507	7,067
	Bristol-Myers Squibb Co.	145,693	5,987
	Gilead Sciences Inc.	89,192	5,732
	Zoetis Inc.	33,019	5,599
	HCA Healthcare Inc.	14,203	4,825
	Becton Dickinson & Co.	20,682	4,798
*	Edwards Lifesciences Corp.	43,110	3,746
*	Moderna Inc.	23,688	3,377
*	DexCom Inc.	27,640	3,283
	Humana Inc.	8,759	3,137
*	IDEXX Laboratories Inc.	5,879	2,922
*	IQVIA Holdings Inc.	13,023	2,853
*	Centene Corp.	38,153	2,731
	Agilent Technologies Inc.	20,921	2,728
*	Biogen Inc.	10,361	2,331
	GE Healthcare Inc.	29,817	2,326
	ResMed Inc.	10,392	2,144
*	ICON plc	5,804	1,885
*	Veeva Systems Inc. Class A	10,376	1,808
	West Pharmaceutical Services Inc.	5,276	1,749
	Cardinal Health Inc.	17,543	1,742
	Zimmer Biomet Holdings Inc.	14,928	1,719
	STERIS plc	7,126	1,588
*	Align Technology Inc.	5,503	1,415
*	Alnylam Pharmaceuticals Inc.	8,942	1,327
	Cooper Cos. Inc.	13,851	1,306
*	Molina Healthcare Inc.	4,147	1,305
	Baxter International Inc.	36,006	1,227
*	Hologic Inc.	16,385	1,209
	Labcorp Holdings Inc.	6,047	1,179
*	Illumina Inc.	11,291	1,177
*	Avantor Inc.	48,127	1,159
	Quest Diagnostics Inc.	8,041	1,142
*	BioMarin Pharmaceutical Inc.	13,336	1,001
*	Tenet Healthcare Corp.	7,194	973
	Revvity Inc.	8,831	965
*	Neurocrine Biosciences Inc.	6,876	931
	Viatris Inc.	85,190	903
*	United Therapeutics Corp.	3,213	884
*	Insulet Corp.	4,954	878
	Bio-Techne Corp.	11,104	857
*	Natera Inc.	7,758	826
*	Sarepta Therapeutics Inc.	6,345	824
	Universal Health Services Inc. Class B	4,191	795
*	Charles River Laboratories International Inc.	3,675	766
*	Incyte Corp.	13,151	760
	Royalty Pharma plc Class A	26,480	726
	Teleflex Inc.	3,348	700
*	Catalent Inc.	12,734	685
*	Qiagen NV	15,746	681
*	Henry Schein Inc.	9,352	648
*	Medpace Holdings Inc.	1,656	640
*	Elanco Animal Health Inc. (XNYS)	35,052	620
	Encompass Health Corp.	7,051	609
*	Repligen Corp.	3,972	592
*	Solventum Corp.	9,929	589
	Chemed Corp.	1,041	577
*	Exact Sciences Corp.	12,654	575
*	Globus Medical Inc. Class A	8,475	569
*	DaVita Inc.	3,857	567

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Insmed Inc.	10,274	566
*	Vaxcyte Inc.	7,549	530
*	HealthEquity Inc.	6,023	492
*	Intra-Cellular Therapies Inc.	7,286	490
*	Penumbra Inc.	2,579	489
*	Exelixis Inc.	21,954	476
	Ensign Group Inc.	3,869	469
	Bruker Corp.	7,133	467
*	Jazz Pharmaceuticals plc	4,368	460
*	Blueprint Medicines Corp.	4,273	451
*	Viking Therapeutics Inc.	7,214	449
*	Acadia Healthcare Co. Inc.	6,347	437
*	Bio-Rad Laboratories Inc. Class A	1,481	425
	Dentsply Sirona Inc.	14,965	419
*	Halozyme Therapeutics Inc.	9,232	409
*	Lantheus Holdings Inc.	4,755	389
	Organon & Co.	18,230	389
*	Masimo Corp.	3,099	386
*	Ionis Pharmaceuticals Inc.	10,168	382
*	REVOLUTION Medicines Inc.	9,953	382
*	Glaukos Corp.	3,326	375
*	Option Care Health Inc.	11,799	352
*	Cytokinetics Inc.	7,029	341
*	Inspire Medical Systems Inc.	2,081	330
*	Merit Medical Systems Inc.	4,058	329
*	TransMedics Group Inc.	2,297	313
*	Haemonetics Corp.	3,591	302
*	Apellis Pharmaceuticals Inc.	7,245	284
*	Integer Holdings Corp.	2,324	282
*	Alkermes plc	11,777	276
	Perrigo Co. plc	9,730	268
*	Roivant Sciences Ltd.	25,521	264
	Select Medical Holdings Corp.	7,448	257
*	RadNet Inc.	4,287	251
*	Madrigal Pharmaceuticals Inc.	1,053	249
*	Krystal Biotech Inc.	1,543	247
*	Ultragenyx Pharmaceutical Inc.	5,998	241
*	LivaNova plc	3,917	239
*	Tandem Diabetes Care Inc.	4,645	238
*	Axonics Inc.	3,512	236
*	Bridgebio Pharma Inc.	8,332	233
*	Prestige Consumer Healthcare Inc.	3,605	232
*	Envista Holdings Corp.	11,734	227
*	Doximity Inc. Class A	8,122	225
*	Guardant Health Inc.	8,208	222
*	Crinetics Pharmaceuticals Inc.	4,742	211
*	Cerevel Therapeutics Holdings Inc.	5,075	207
*	Neogen Corp.	15,642	206
*	Amicus Therapeutics Inc.	20,788	204
*	SpringWorks Therapeutics Inc.	4,887	203
*	Azenta Inc.	3,978	201
*	Amedisys Inc.	2,186	199
*	iRhythm Technologies Inc.	2,193	193
*	Enovis Corp.	3,819	192
*	Arrowhead Pharmaceuticals Inc.	8,196	188
*	Axsome Therapeutics Inc.	2,545	187
*	PTC Therapeutics Inc.	5,141	187
*	Inari Medical Inc.	3,712	186
*	PROCEPT BioRobotics Corp.	2,758	183
*	Corcept Therapeutics Inc.	5,966	180
*	Twist Bioscience Corp.	4,122	173
*	Ideaya Biosciences Inc.	4,741	173
*	Biohaven Ltd.	4,858	171
*	Evolent Health Inc. Class A	7,901	167
	CONMED Corp.	2,170	166
*	Hims & Hers Health Inc.	8,569	166
*	QuidelOrtho Corp.	3,763	166
*	Vericel Corp.	3,460	165
	Premier Inc. Class A	8,606	163
*	Denali Therapeutics Inc.	8,682	161

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	6,321	161
*	Novocure Ltd.	7,167	158
*	ICU Medical Inc.	1,475	157
*	TG Therapeutics Inc.	9,644	157
*	Progyny Inc.	5,700	154
*	Agios Pharmaceuticals Inc.	4,201	153
*	Intellia Therapeutics Inc.	7,127	152
*	CorVel Corp.	630	151
*	Surgery Partners Inc.	5,485	151
*	Integra LifeSciences Holdings Corp.	4,860	150
*	Iovance Biotherapeutics Inc.	16,859	150
*	10X Genomics Inc. Class A	6,682	150
*	Certara Inc.	8,829	150
*	Celldex Therapeutics Inc.	4,470	149
	Patterson Cos. Inc.	6,031	148
*	ADMA Biologics Inc.	15,111	144
*	Avidity Biosciences Inc.	5,331	143
*	Myriad Genetics Inc.	6,190	141
*	STAAR Surgical Co.	3,365	140
*	Arcellx Inc.	2,688	140
*	R1 RCM Inc.	10,796	139
*	Rhythm Pharmaceuticals Inc.	3,875	138
*	Privia Health Group Inc.	7,906	137
*	Teladoc Health Inc.	12,049	135
*	agilon health Inc.	21,432	135
*	Addus HomeCare Corp.	1,171	134
*	Apogee Therapeutics Inc.	2,942	134
*	Dyne Therapeutics Inc.	4,143	132
*	ACADIA Pharmaceuticals Inc.	8,663	131
*	Geron Corp. (XNGS)	35,553	126
*	NeoGenomics Inc.	9,211	126
*	Catalyst Pharmaceuticals Inc.	7,744	125
*	Veracyte Inc.	6,024	125
*	Beam Therapeutics Inc.	5,251	125
*	Nuvalent Inc. Class A	1,884	124
*	UFP Technologies Inc.	473	123
*	Arvinas Inc.	3,680	122
*	Astrana Health Inc.	2,909	121
*,1	Novavax Inc.	7,978	120
*	RxSight Inc.	1,930	113
*	Amphastar Pharmaceuticals Inc.	2,634	112
*	Ardelyx Inc.	16,308	112
*	Dynavax Technologies Corp.	9,203	110
	LeMaitre Vascular Inc.	1,367	108
	US Physical Therapy Inc.	1,057	108
*	Protagonist Therapeutics Inc.	3,793	107
*	Syndax Pharmaceuticals Inc.	5,553	107
*	Vera Therapeutics Inc.	2,797	106
*	Warby Parker Inc. Class A	5,875	104
*	Immunovant Inc.	3,969	101
*	Inmode Ltd.	5,249	100
*	Kura Oncology Inc.	4,789	99
*	Ligand Pharmaceuticals Inc.	1,161	99
*	Omnicell Inc.	3,009	98
*	Sotera Health Co.	8,694	97
*	Supernus Pharmaceuticals Inc.	3,504	95
*	Deciphera Pharmaceuticals Inc.	3,639	93
*	Pacira BioSciences Inc.	3,052	93
*	Xencor Inc.	3,894	93
*	Rocket Pharmaceuticals Inc.	4,246	91
*	Kymera Therapeutics Inc.	2,842	91
	National HealthCare Corp.	841	89
*	Brookdale Senior Living Inc.	12,946	87
*	Owens & Minor Inc.	5,000	87
*	MannKind Corp.	18,096	85
*	Keros Therapeutics Inc.	1,798	84
*	BioCryst Pharmaceuticals Inc.	12,698	82
*	Akero Therapeutics Inc.	4,283	81
*	Morphic Holding Inc.	2,558	78
*	Recursion Pharmaceuticals Inc. Class A	9,346	77

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	AtriCure Inc.	3,283	74
*	Phreesia Inc.	3,812	72
*	Collegium Pharmaceutical Inc.	2,151	71
*	Maravai LifeSciences Holdings Inc. Class A	8,106	70
*	4D Molecular Therapeutics Inc.	2,892	69
*	Edgewise Therapeutics Inc.	4,025	69
*	Janux Therapeutics Inc.	1,287	69
*	Innoviva Inc.	4,151	66
*	Harmony Biosciences Holdings Inc.	2,234	66
*	Avanos Medical Inc.	3,258	65
*	Tarsus Pharmaceuticals Inc.	1,977	65
*	Artivion Inc.	2,719	64
*	Ironwood Pharmaceuticals Inc.	10,199	64
*	Silk Road Medical Inc.	2,885	63
*	ANI Pharmaceuticals Inc.	964	63
*,2	Summit Therapeutics Inc. (XNMS)	7,283	63
*	Vir Biotechnology Inc.	6,079	62
*	Alphatec Holdings Inc.	6,280	61
*	Amneal Pharmaceuticals Inc.	9,167	61
*	Arcturus Therapeutics Holdings Inc.	1,579	61
*,1	Cassava Sciences Inc.	2,747	61
*	Ginkgo Bioworks Holdings Inc.	115,027	61
*	AdaptHealth Corp.	6,319	60
*	Prothena Corp. plc	2,815	59
*	Healthcare Services Group Inc.	5,366	58
*,1	ImmunityBio Inc.	8,944	57
*	BioLife Solutions Inc.	2,606	56
*	Day One Biopharmaceuticals Inc.	4,213	56
*	MiMedx Group Inc.	7,645	55
*	Arcus Biosciences Inc.	3,550	54
*	CG oncology Inc.	1,610	52
*	Aurinia Pharmaceuticals Inc.	9,330	51
*	Nurix Therapeutics Inc.	3,153	50
*	CareDx Inc.	3,803	49
*	Pennant Group Inc.	2,075	49
*	Liquidia Corp.	3,771	49
*	Pliant Therapeutics Inc.	4,037	49
	Embecta Corp.	3,987	49
	Atrion Corp.	105	48
*	Sana Biotechnology Inc.	6,399	48
*	Alignment Healthcare Inc.	5,921	47
	HealthStream Inc.	1,701	46
*	Ocular Therapeutix Inc.	8,059	46
*	Arcutis Biotherapeutics Inc.	5,532	46
*	Zentalis Pharmaceuticals Inc.	3,847	46
*	Cytek Biosciences Inc.	8,004	45
*	89bio Inc.	5,547	44
*	Relay Therapeutics Inc.	6,816	44
*	Cogent Biosciences Inc.	5,448	44
*	Cullinan Therapeutics Inc.	1,880	44
*	LifeStance Health Group Inc.	7,858	44
*	Viridian Therapeutics Inc.	3,570	43
*	BrightSpring Health Services Inc.	3,795	43
*	Pediatrix Medical Group Inc.	5,704	42
*	Quanterix Corp.	2,609	42
*	Kiniksa Pharmaceuticals Ltd. Class A	2,187	42
*	PetIQ Inc.	1,998	41
*	REGENXBIO Inc.	2,859	41
*	Sage Therapeutics Inc.	3,694	41
*	Varex Imaging Corp.	2,642	41
*	Castle Biosciences Inc.	1,764	41
*	Mirum Pharmaceuticals Inc.	1,673	40
*	Evolus Inc.	3,005	39
*	SI-BONE Inc.	2,732	38
*	Harrow Inc.	2,067	37
*	Accolade Inc.	5,236	37
*	Humacyte Inc.	4,936	37
*	OPKO Health Inc.	25,212	35
*	Scholar Rock Holding Corp.	3,742	35
*	Surmodics Inc.	821	35

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Zymeworks Inc.	4,085	35
*	Travere Therapeutics Inc.	4,556	34
*	Nuvation Bio Inc.	11,056	34
*	Community Health Systems Inc.	8,373	33
*	WaVe Life Sciences Ltd.	5,264	33
*	Longboard Pharmaceuticals Inc.	1,759	33
*	Astria Therapeutics Inc.	3,529	33
*,1	Enliven Therapeutics Inc.	1,464	33
*	AnaptysBio Inc.	1,347	32
*	OrthoPediatrics Corp.	1,025	32
*	Arbutus Biopharma Corp.	9,636	32
*	Avid Bioservices Inc.	3,853	31
*	Heron Therapeutics Inc.	8,276	31
*	Pacific Biosciences of California Inc.	17,588	31
*	Lyell Immunopharma Inc.	11,179	31
*	Editas Medicine Inc.	5,671	30
*	Orthofix Medical Inc.	2,198	30
*	iTeos Therapeutics Inc.	1,783	30
*	Altimmune Inc.	3,894	29
*	Enhabit Inc.	3,201	29
*	OmniAb Inc.	6,631	29
*	Cargo Therapeutics Inc.	1,518	29
*	KalVista Pharmaceuticals Inc.	2,403	28
	National Research Corp.	995	28
*	Y-mAbs Therapeutics Inc.	2,309	28
*	Theravance Biopharma Inc.	3,202	28
*	EyePoint Pharmaceuticals Inc.	2,589	28
*	Anika Therapeutics Inc.	1,066	27
*	Savara Inc.	6,646	27
*	Fulgent Genetics Inc.	1,297	27
*	Zimvie Inc.	1,622	27
*	Nevro Corp.	2,760	26
*,1	Nano-X Imaging Ltd.	3,096	26
*	Cerus Corp.	14,134	25
*	OraSure Technologies Inc.	5,230	25
*	UroGen Pharma Ltd.	1,875	25
*	Adaptive Biotechnologies Corp.	6,967	24
*	CorMedix Inc.	4,500	24
*	Health Catalyst Inc.	3,653	24
*	Voyager Therapeutics Inc.	2,908	24
*	Stoke Therapeutics Inc.	1,608	24
*	MaxCyte Inc.	5,264	24
*	ModivCare Inc.	863	24
*	Verve Therapeutics Inc.	4,647	24
	Phibro Animal Health Corp. Class A	1,323	23
	SIGA Technologies Inc.	3,123	23
*	Cabaletta Bio Inc.	2,272	23
*	Annexon Inc.	4,861	23
*	HilleVax Inc.	1,889	23
*	Alector Inc.	4,381	22
*	ORIC Pharmaceuticals Inc.	2,444	22
*	Fate Therapeutics Inc.	5,747	21
	iRadimed Corp.	504	21
*	Taro Pharmaceutical Industries Ltd.	493	21
*	Entrada Therapeutics Inc.	1,340	21
*	Paragon 28 Inc.	2,670	21
*	Disc Medicine Inc.	614	21
*	Acelyrin Inc.	5,161	21
*	Phathom Pharmaceuticals Inc.	2,096	20
*	Aura Biosciences Inc.	2,767	20
*	Mineralys Therapeutics Inc.	1,555	20
*	Anavex Life Sciences Corp.	4,597	19
*	Replimune Group Inc.	3,597	19
*	Vanda Pharmaceuticals Inc.	3,703	19
*	Atea Pharmaceuticals Inc.	5,308	19
*	Tango Therapeutics Inc.	2,811	19
*	Emergent BioSolutions Inc.	3,133	18
*	Tactile Systems Technology Inc.	1,389	18
*	Pulmonx Corp.	2,489	18
*	Xeris Biopharma Holdings Inc.	7,859	18

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Agenus Inc.	1,152	18
*	Axogen Inc.	2,452	17
*	Enanta Pharmaceuticals Inc.	1,388	17
*	Mersana Therapeutics Inc.	7,272	17
*	Sutro Biopharma Inc.	4,045	17
*	ALX Oncology Holdings Inc.	1,628	17
*	Celcuity Inc.	1,065	17
*	Treace Medical Concepts Inc.	2,852	17
*	Codexis Inc.	4,706	16
*	MacroGenics Inc.	3,945	16
*	Precigen Inc.	11,314	16
*	Larimar Therapeutics Inc.	1,954	16
*	Viemed Healthcare Inc.	2,115	16
*	Olema Pharmaceuticals Inc.	1,676	16
*	Terns Pharmaceuticals Inc.	2,691	16
*	Prime Medicine Inc.	2,469	16
*	Allogene Therapeutics Inc.	5,833	15
*	Revance Therapeutics Inc.	5,351	15
	Utah Medical Products Inc.	224	15
*	Organogenesis Holdings Inc.	5,493	15
*	Avita Medical Inc.	1,580	15
*	Nkarta Inc.	2,230	15
*	Aerovate Therapeutics Inc.	835	15
*	Caribou Biosciences Inc.	5,119	15
*	Sharecare Inc.	18,064	15
*	DocGo Inc.	5,115	15
*	AngioDynamics Inc.	2,187	14
*	Inozyme Pharma Inc.	2,854	14
*	Tenaya Therapeutics Inc.	3,378	14
*	Ventyx Biosciences Inc.	2,937	14
*	2seventy bio Inc.	3,394	14
*	ArriVent Biopharma Inc.	697	14
*	Coherus Biosciences Inc.	7,172	13
*	Inogen Inc.	1,612	13
*	Omeros Corp.	3,823	13
*,1	Pulse Biosciences Inc.	1,117	13
*	Actinium Pharmaceuticals Inc.	1,639	13
*	Poseida Therapeutics Inc.	4,233	13
*	Multiplan Corp.	24,915	13
*	ARS Pharmaceuticals Inc.	1,508	13
*	Biomea Fusion Inc.	1,250	13
*	Third Harmonic Bio Inc.	949	13
*	Lexeo Therapeutics Inc.	788	13
*	Bluebird Bio Inc.	13,810	12
*	Joint Corp.	826	12
*	XOMA Corp.	452	12
*	Erasca Inc.	4,924	12
*	Quantum-Si Inc.	7,775	12
*	Tyra Biosciences Inc.	746	12
*	Aldeyra Therapeutics Inc.	2,922	11
*	OptimizeRx Corp.	904	11
*	Verrica Pharmaceuticals Inc.	1,312	11
*	Ovid therapeutics Inc.	3,730	11
*	Outset Medical Inc.	3,044	11
*	ProKidney Corp.	3,019	11
*	Accuray Inc.	5,917	10
*	TruBridge Inc.	1,064	10
*	Lexicon Pharmaceuticals Inc.	5,760	10
*	Zynex Inc.	989	10
*	Butterfly Network Inc.	9,649	10
*	Zevra Therapeutics Inc.	2,148	10
*	Aveanna Healthcare Holdings Inc.	3,702	10
*	Monte Rosa Therapeutics Inc.	2,381	10
*	23andMe Holding Co. Class A	18,973	10
*	PepGen Inc.	617	10
*	Neumora Therapeutics Inc.	1,041	10
*	Inhibrx Biosciences Inc.	600	10
*	Rigel Pharmaceuticals Inc.	9,581	9
*	MeiraGTx Holdings plc	1,738	9
*	IGM Biosciences Inc.	1,031	9

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Rapt Therapeutics Inc.	2,156	9
*	KORU Medical Systems Inc.	3,992	9
*	Generation Bio Co.	2,696	9
*	PMV Pharmaceuticals Inc.	5,063	9
*	908 Devices Inc.	1,472	9
*	Design Therapeutics Inc.	2,331	9
*	Semler Scientific Inc.	316	9
*	Orchestra BioMed Holdings Inc.	1,257	9
*	Sagimet Biosciences Inc. Class A	1,669	9
*	Harvard Bioscience Inc.	2,448	8
*	Kodiak Sciences Inc.	2,453	8
*	Lineage Cell Therapeutics Inc.	7,878	8
*	X4 Pharmaceuticals Inc.	7,756	8
*	InfuSystem Holdings Inc.	1,102	8
*	ClearPoint Neuro Inc.	1,460	8
*	Prelude Therapeutics Inc.	1,947	8
*	Fennec Pharmaceuticals Inc.	1,155	8
*	Seer Inc.	4,572	8
*	Innovage Holding Corp.	1,793	8
*	Compass Therapeutics Inc.	5,698	8
*	Quipt Home Medical Corp.	2,507	8
*	Cartesian Therapeutics Inc.	241	8
*	Cue Biopharma Inc.	4,347	7
*	Karyopharm Therapeutics Inc.	7,411	7
*	Sangamo Therapeutics Inc.	12,115	7
*	scPharmaceuticals Inc.	1,809	7
*	American Well Corp. Class A	17,265	7
*	Foghorn Therapeutics Inc.	1,220	7
*	Sanara Medtech Inc.	243	7
*	Nautilus Biotechnology Inc.	2,441	7
*	Sight Sciences Inc.	1,077	7
*	Trevi Therapeutics Inc.	2,569	7
*	Biote Corp. Class A	1,095	7
*	FibroGen Inc.	4,659	6
*	Optinose Inc.	5,697	6
*	Seres Therapeutics Inc.	6,113	6
*	Tela Bio Inc.	1,028	6
*	Marinus Pharmaceuticals Inc.	4,100	6
*	Adicet Bio Inc.	4,149	6
*	Assertio Holdings Inc.	5,938	6
*	Century Therapeutics Inc.	1,931	6
*	Nuvectis Pharma Inc.	839	6
*	Outlook Therapeutics Inc.	880	6
*	Aclaris Therapeutics Inc.	4,691	5
*	Allakos Inc.	4,153	5
*	Eagle Pharmaceuticals Inc.	1,377	5
*	PDS Biotechnology Corp.	1,758	5
*	Citius Pharmaceuticals Inc.	7,653	5
*	CVRx Inc.	707	5
*	Amylyx Pharmaceuticals Inc.	3,174	5
*	Acrivon Therapeutics Inc.	699	5
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $51)	4,893	5
	LENZ Therapeutics Inc.	338	5
*	Atara Biotherapeutics Inc.	7,597	4
*	Gritstone bio Inc.	5,496	4
*	Protalix BioTherapeutics Inc.	3,534	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	BioAtla Inc.	2,751	4
*	Akoya Biosciences Inc.	1,907	4
*	AirSculpt Technologies Inc.	912	4
*	Mural Oncology plc	1,097	4
*	Kezar Life Sciences Inc.	4,176	3
*	Vor BioPharma Inc.	2,318	3
*	Omega Therapeutics Inc.	1,539	3
*	Rallybio Corp.	1,916	3
*	Vigil Neuroscience Inc.	1,012	3
*	Genelux Corp.	1,222	3
*	Zura Bio Ltd.	583	3
*	PACS Group Inc.	106	3
*	Cutera Inc.	954	2

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Bioxcel Therapeutics Inc.	1,261	2
*	Allovir Inc.	2,948	2
*	Eyenovia Inc.	2,701	2
*	Immuneering Corp. Class A	1,273	2
*	Bright Green Corp.	7,238	2
*	Carisma Therapeutics Inc.	1,666	2
*,2	Inhibrx Inc.	2,400	2
*	P3 Health Partners Inc.	2,505	1
*	CareMax Inc.	167	1
*	Boundless Bio Inc.	86	1
*,2	Synergy Pharmaceuticals LLC	12,927	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
			417,285
Industrials (12.8%)
	Visa Inc. Class A	113,693	30,977
	Mastercard Inc. Class A	59,201	26,467
	General Electric Co.	77,401	12,782
	Accenture plc Class A	45,064	12,721
	Caterpillar Inc.	36,418	12,328
	RTX Corp.	102,551	11,056
	Union Pacific Corp.	43,436	10,113
	American Express Co.	41,350	9,924
	Honeywell International Inc.	47,537	9,612
	Eaton Corp. plc	28,406	9,455
	Lockheed Martin Corp.	15,368	7,228
	Automatic Data Processing Inc.	29,467	7,217
	United Parcel Service Inc. Class B (XNYS)	51,617	7,171
*	Boeing Co.	40,363	7,169
	Deere & Co.	18,366	6,883
*	Fiserv Inc.	42,609	6,381
	Trane Technologies plc	16,232	5,315
	General Dynamics Corp.	17,440	5,228
	Illinois Tool Works Inc.	21,256	5,160
	Sherwin-Williams Co.	16,930	5,143
	TransDigm Group Inc.	3,774	5,069
*	PayPal Holdings Inc.	76,976	4,849
	Parker-Hannifin Corp.	9,108	4,841
	CSX Corp.	140,673	4,748
	Northrop Grumman Corp.	10,106	4,556
	Emerson Electric Co.	40,608	4,555
	FedEx Corp.	16,565	4,207
	Cintas Corp.	6,185	4,193
	PACCAR Inc.	36,578	3,932
	3M Co.	39,236	3,929
	Carrier Global Corp.	59,491	3,759
	Capital One Financial Corp.	27,136	3,735
	Norfolk Southern Corp.	16,260	3,655
	Johnson Controls International plc	48,490	3,487
*	GE Vernova Inc.	19,321	3,399
	United Rentals Inc.	4,842	3,241
	Fidelity National Information Services Inc.	42,255	3,206
	L3Harris Technologies Inc.	13,472	3,029
	Ferguson plc	14,585	3,001
	Otis Worldwide Corp.	29,396	2,916
	WW Grainger Inc.	3,149	2,902
	Quanta Services Inc.	10,296	2,841
	AMETEK Inc.	16,410	2,783
	Paychex Inc.	22,964	2,759
	Cummins Inc.	9,745	2,745
	Ingersoll Rand Inc. (XYNS)	28,881	2,687
	Verisk Analytics Inc.	10,162	2,569
*	Block Inc. (XNYS)	39,557	2,535
	DuPont de Nemours Inc.	30,705	2,523
	Martin Marietta Materials Inc.	4,382	2,507
	Old Dominion Freight Line Inc.	14,148	2,479
	Vulcan Materials Co.	9,401	2,405
	Xylem Inc.	16,864	2,378
	Howmet Aerospace Inc.	27,107	2,295

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Fair Isaac Corp.	1,731	2,233
	PPG Industries Inc.	16,702	2,195
	Westinghouse Air Brake Technologies Corp.	12,747	2,157
*	Mettler-Toledo International Inc.	1,534	2,154
	Rockwell Automation Inc.	8,257	2,126
	Equifax Inc.	8,705	2,014
	Fortive Corp.	25,378	1,889
	Global Payments Inc.	18,544	1,889
	Dover Corp.	9,911	1,822
*	Keysight Technologies Inc.	12,527	1,735
	Veralto Corp.	15,735	1,551
	Ball Corp.	21,957	1,524
	Hubbell Inc.	3,850	1,497
	Carlisle Cos. Inc.	3,438	1,438
*	Axon Enterprise Inc.	5,028	1,416
*	Builders FirstSource Inc.	8,705	1,400
	Booz Allen Hamilton Holding Corp.	9,106	1,386
*	Corpay Inc.	5,012	1,342
*	Teledyne Technologies Inc.	3,318	1,317
*	Waters Corp.	4,173	1,289
	EMCOR Group Inc.	3,296	1,281
	Synchrony Financial	29,244	1,281
	Jacobs Solutions Inc.	8,956	1,248
	Expeditors International of Washington Inc.	10,275	1,242
	Textron Inc.	13,943	1,222
	Packaging Corp. of America	6,298	1,156
	Owens Corning	6,338	1,148
	Lennox International Inc.	2,279	1,145
	Watsco Inc.	2,401	1,140
*	Zebra Technologies Corp. Class A	3,648	1,139
	IDEX Corp.	5,392	1,125
	Masco Corp.	15,944	1,115
	Amcor plc	104,103	1,059
	RPM International Inc.	9,024	1,012
	Snap-on Inc.	3,710	1,012
	TransUnion	13,770	990
*	Trimble Inc.	17,546	977
	Westrock Co.	18,091	970
	HEICO Corp.	4,366	968
	Nordson Corp.	4,120	967
	Pentair plc	11,801	960
	nVent Electric plc	11,780	959
	Graco Inc.	11,843	956
	Stanley Black & Decker Inc.	10,932	953
	JB Hunt Transport Services Inc.	5,874	944
*	TopBuild Corp.	2,255	943
*	XPO Inc.	8,109	868
	Jack Henry & Associates Inc.	5,167	851
	AECOM	9,681	846
	Advanced Drainage Systems Inc.	4,772	828
	Comfort Systems USA Inc.	2,498	818
	Woodward Inc.	4,265	795
	Tetra Tech Inc.	3,782	792
	Lincoln Electric Holdings Inc.	3,971	780
	ITT Inc.	5,863	779
*	Saia Inc.	1,887	773
	HEICO Corp. Class A	4,369	767
	Curtiss-Wright Corp.	2,687	760
	Allegion plc	6,242	760
	CNH Industrial NV	69,840	738
	A O Smith Corp.	8,609	720
*	Core & Main Inc. Class A	12,300	708
	Regal Rexnord Corp.	4,730	707
	CH Robinson Worldwide Inc.	8,178	706
	Huntington Ingalls Industries Inc.	2,766	700
	AptarGroup Inc.	4,625	683
*	Trex Co. Inc.	7,734	669
	Crown Holdings Inc.	7,524	633
	Donaldson Co. Inc.	8,582	632
	Fortune Brands Innovations Inc.	8,946	627

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Generac Holdings Inc.	4,238	624
	BWX Technologies Inc.	6,682	616
	Graphic Packaging Holding Co.	21,705	615
	MKS Instruments Inc.	4,747	601
	Toro Co.	7,445	597
	FTAI Aviation Ltd.	7,081	597
	Eagle Materials Inc.	2,472	574
*	WEX Inc.	3,037	569
	Acuity Brands Inc.	2,186	568
	WESCO International Inc.	3,142	564
*	ATI Inc.	9,120	559
	Cognex Corp.	12,230	557
*	Axalta Coating Systems Ltd.	15,637	557
	Knight-Swift Transportation Holdings Inc.	11,155	538
	Oshkosh Corp.	4,647	529
	Applied Industrial Technologies Inc.	2,730	527
*	Kirby Corp.	4,220	524
*	API Group Corp.	14,697	524
*	WillScot Mobile Mini Holdings Corp.	13,230	522
	Crane Co.	3,429	511
*	FTI Consulting Inc.	2,373	510
	Simpson Manufacturing Co. Inc.	3,040	504
*	MasTec Inc.	4,475	502
*	Middleby Corp.	3,820	492
	Berry Global Group Inc.	8,201	491
*	AZEK Co. Inc.	10,199	489
*	Chart Industries Inc.	3,061	481
	Allison Transmission Holdings Inc.	6,333	480
	AGCO Corp.	4,447	477
	MSA Safety Inc.	2,618	471
*	Affirm Holdings Inc.	16,048	470
	Robert Half Inc.	7,292	468
	Flowserve Corp.	9,306	463
*	Mohawk Industries Inc.	3,773	460
	Landstar System Inc.	2,518	458
	Littelfuse Inc.	1,731	444
	Sensata Technologies Holding plc	10,744	444
	Vontier Corp.	11,091	443
*	Beacon Roofing Supply Inc.	4,484	435
*	SPX Technologies Inc.	3,123	435
*	Fluor Corp.	9,995	434
*	Paylocity Holding Corp.	2,983	424
	Sonoco Products Co.	6,910	424
*	GXO Logistics Inc.	8,343	419
	Louisiana-Pacific Corp.	4,558	418
	Genpact Ltd.	12,543	415
	Esab Corp.	3,973	409
	Brunswick Corp.	4,914	406
	Atkore Inc.	2,627	400
	Badger Meter Inc.	2,058	397
	Sealed Air Corp.	10,149	395
	Federal Signal Corp.	4,234	390
*	AeroVironment Inc.	1,923	389
	Watts Water Technologies Inc. Class A	1,944	387
*	Bill Holdings Inc.	7,317	381
	Ryder System Inc.	3,066	372
*	Modine Manufacturing Co.	3,675	371
	Valmont Industries Inc.	1,477	371
*	Euronet Worldwide Inc.	3,159	368
	Maximus Inc.	4,270	368
	Armstrong World Industries Inc.	3,151	365
*	Dycom Industries Inc.	2,023	364
	MDU Resources Group Inc.	14,320	361
	Installed Building Products Inc.	1,692	358
	AAON Inc.	4,763	357
	Air Lease Corp.	7,364	351
*	Itron Inc.	3,252	350
	GATX Corp.	2,524	348
*	ExlService Holdings Inc.	11,498	343
	Moog Inc. Class A	2,025	343

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Exponent Inc.	3,583	341
	Brink's Co.	3,223	333
	Western Union Co.	26,052	333
	Zurn Elkay Water Solutions Corp.	10,528	330
*	Summit Materials Inc. Class A	8,383	324
	Franklin Electric Co. Inc.	3,251	323
	Matson Inc.	2,454	315
	EnerSys	2,904	313
*	ASGN Inc.	3,290	309
	HB Fuller Co.	3,799	303
	Encore Wire Corp.	1,047	302
	Herc Holdings Inc.	1,992	289
	Belden Inc.	3,011	288
*	StoneCo. Ltd. Class A	20,712	287
	Terex Corp.	4,775	285
	Scorpio Tankers Inc.	3,455	284
*	Knife River Corp.	4,005	283
*	ACI Worldwide Inc.	7,779	280
	CSW Industrials Inc.	1,096	279
	MSC Industrial Direct Co. Inc. Class A	3,232	278
	Silgan Holdings Inc.	5,750	272
*	GMS Inc.	2,853	268
	Otter Tail Corp.	2,955	267
*	Sterling Infrastructure Inc.	2,128	261
*	Verra Mobility Corp.	9,789	261
*	Shift4 Payments Inc. Class A	3,875	261
	ManpowerGroup Inc.	3,482	260
*	CBIZ Inc.	3,417	259
*	Spirit AeroSystems Holdings Inc. Class A	8,255	250
	Korn Ferry	3,758	248
	TriNet Group Inc.	2,286	238
	Insperity Inc.	2,492	236
	Kadant Inc.	826	236
	Hillenbrand Inc.	5,005	233
*	Alight Inc. Class A	29,527	229
	Enpro Inc.	1,486	228
*	Bloom Energy Corp. Class A	13,900	227
*	Kratos Defense & Security Solutions Inc.	10,429	227
*	Resideo Technologies Inc.	10,388	224
	Crane NXT Co.	3,471	219
	ABM Industries Inc.	4,544	215
	John Bean Technologies Corp.	2,242	214
	Mueller Water Products Inc. Class A	11,293	210
	ESCO Technologies Inc.	1,895	207
	Primoris Services Corp.	3,689	202
*	Gates Industrial Corp. plc	11,515	201
	Albany International Corp. Class A	2,278	200
	International Seaways Inc.	3,096	199
	Granite Construction Inc.	3,164	197
	Hub Group Inc. Class A	4,491	194
	ICF International Inc.	1,336	191
	Griffon Corp.	2,815	190
	McGrath RentCorp.	1,721	188
*	MYR Group Inc.	1,202	186
	Trinity Industries Inc.	5,883	185
*	Atmus Filtration Technologies Inc.	5,880	181
*	Marqeta Inc. Class A	33,858	180
	ArcBest Corp.	1,686	178
*	AAR Corp.	2,495	177
*	PagSeguro Digital Ltd. Class A	14,405	176
*	Construction Partners Inc. Class A	2,973	173
	AZZ Inc.	2,050	172
	UniFirst Corp.	1,084	172
	Werner Enterprises Inc.	4,566	172
	Patrick Industries Inc.	1,482	170
	EVERTEC Inc.	4,774	167
*	Gibraltar Industries Inc.	2,207	167
*	RXO Inc.	8,182	167
*	OSI Systems Inc.	1,156	166
	Enerpac Tool Group Corp.	4,034	159

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Mirion Technologies Inc.	14,361	156
	Kennametal Inc.	5,942	153
*	Masterbrand Inc.	9,184	153
*	AMN Healthcare Services Inc.	2,649	148
*	Hillman Solutions Corp.	15,884	146
*	O-I Glass Inc.	11,331	144
	Alamo Group Inc.	739	140
	Bread Financial Holdings Inc.	3,361	140
	Standex International Corp.	833	140
	Tennant Co.	1,318	135
	Barnes Group Inc.	3,456	133
*	Flywire Corp.	7,651	131
*	Hayward Holdings Inc.	8,968	130
	ADT Inc.	17,981	128
*	Remitly Global Inc.	9,783	127
*	CoreCivic Inc.	7,842	126
*	NCR Atleos Corp.	4,533	126
	Golden Ocean Group Ltd.	8,549	123
*	Huron Consulting Group Inc.	1,368	121
	Greenbrier Cos. Inc.	2,163	120
*	Mercury Systems Inc.	3,855	119
	Powell Industries Inc.	644	116
	Dorian LPG Ltd.	2,301	116
	Teekay Tankers Ltd. Class A	1,592	116
	DHT Holdings Inc.	9,381	114
*	Blue Bird Corp.	1,986	113
	Helios Technologies Inc.	2,253	113
	SFL Corp. Ltd.	7,821	112
*	AvidXchange Holdings Inc.	10,611	112
	Napco Security Technologies Inc.	2,245	111
*	Leonardo DRS Inc.	4,631	109
*	Aspen Aerogels Inc.	3,622	108
*	Donnelley Financial Solutions Inc.	1,746	106
*	Payoneer Global Inc.	17,751	106
	Vestis Corp.	8,534	105
	H&E Equipment Services Inc.	2,153	102
*	Cimpress plc	1,213	100
*	American Woodmark Corp.	1,145	99
	Apogee Enterprises Inc.	1,517	99
*	Enovix Corp.	9,287	99
*	Joby Aviation Inc.	19,913	97
*	Montrose Environmental Group Inc.	1,970	93
	Greif Inc. Class A	1,419	92
*	IES Holdings Inc.	583	89
*	JELD-WEN Holding Inc.	5,768	89
*	NV5 Global Inc.	922	87
	Schneider National Inc. Class B	3,884	87
	CRA International Inc.	490	86
	Lindsay Corp.	736	85
*	Janus International Group Inc.	6,043	84
*	Rocket Lab USA Inc.	19,000	83
*	Legalzoom.com Inc.	9,287	82
	Kforce Inc.	1,298	80
	Columbus McKinnon Corp.	2,000	78
*	Thermon Group Holdings Inc.	2,274	77
	TriMas Corp.	2,877	77
	Quanex Building Products Corp.	2,307	76
	Marten Transport Ltd.	4,057	72
*	Transcat Inc.	560	71
	VSE Corp.	870	71
	Genco Shipping & Trading Ltd.	3,052	69
	Wabash National Corp.	3,024	68
	Ardmore Shipping Corp.	3,012	68
	Deluxe Corp.	2,958	67
*	Triumph Group Inc.	4,637	65
	Barrett Business Services Inc.	475	63
	Nordic American Tankers Ltd.	15,071	62
*	Aurora Innovation Inc.	25,872	62
	Argan Inc.	868	61
	Pitney Bowes Inc.	11,314	61

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Hyster-Yale Materials Handling Inc.	827	60
	First Advantage Corp.	3,750	60
[1]	Flex LNG Ltd.	2,043	59
*	Ducommun Inc.	1,002	58
*	Tutor Perini Corp.	2,623	58
	REV Group Inc.	2,082	57
*	Vicor Corp.	1,622	57
*	BlueLinx Holdings Inc.	545	56
*	CECO Environmental Corp.	2,225	56
	Gorman-Rupp Co.	1,617	56
*	Repay Holdings Corp.	5,478	53
	FTAI Infrastructure Inc.	6,138	53
*	Energy Recovery Inc.	3,882	52
	Miller Industries Inc.	858	52
*	Proto Labs Inc.	1,684	52
*	Air Transport Services Group Inc.	3,715	50
	Astec Industries Inc.	1,539	50
	Kelly Services Inc. Class A	2,270	49
	Heidrick & Struggles International Inc.	1,388	48
*	Teekay Corp.	4,905	48
	Ennis Inc.	2,175	46
*	Great Lakes Dredge & Dock Corp.	4,973	46
	Greif Inc. Class B	708	46
	Insteel Industries Inc.	1,413	46
	United States Lime & Minerals Inc.	134	46
	Costamare Inc.	2,899	46
*	ZipRecruiter Inc. Class A	4,593	46
	Cadre Holdings Inc.	1,392	46
	Cass Information Systems Inc.	1,046	44
	Douglas Dynamics Inc.	1,728	43
	Myers Industries Inc.	2,730	43
*	V2X Inc.	899	43
*	Paysafe Ltd.	2,353	43
*	DXP Enterprises Inc.	844	42
*	International Money Express Inc.	1,971	41
*	Astronics Corp.	1,888	39
*	Conduent Inc.	11,184	39
	Ardagh Metal Packaging SA	9,888	39
*	PureCycle Technologies Inc.	7,371	38
	Heartland Express Inc.	3,236	37
*	Sterling Check Corp.	2,383	37
	LSI Industries Inc.	2,216	35
*	BrightView Holdings Inc.	2,467	34
*	Cross Country Healthcare Inc.	2,216	34
*	Willdan Group Inc.	1,020	33
*	Limbach Holdings Inc.	576	33
*	Archer Aviation Inc. Class A	10,055	33
*	Franklin Covey Co.	826	31
*	I3 Verticals Inc. Class A	1,578	31
	Mesa Laboratories Inc.	319	31
*	Vishay Precision Group Inc.	928	31
	Pactiv Evergreen Inc.	2,495	31
	Overseas Shipholding Group Inc. Class A	3,578	30
*	Cantaloupe Inc.	4,230	30
	Covenant Logistics Group Inc.	616	29
*	CryoPort Inc.	2,772	29
*	Hudson Technologies Inc.	3,145	28
	Forward Air Corp.	1,634	27
*	Green Dot Corp. Class A	2,762	27
	National Presto Industries Inc.	367	27
*	Titan International Inc.	3,265	27
*	Nikola Corp.	51,799	27
*	Manitowoc Co. Inc.	2,112	26
*	Titan Machinery Inc.	1,371	26
*	FARO Technologies Inc.	1,357	25
	Resources Connection Inc.	2,215	25
*	Target Hospitality Corp.	2,207	25
	Shyft Group Inc.	1,995	25
	Safe Bulkers Inc.	4,305	24
*	Distribution Solutions Group Inc.	697	23

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Allient Inc.	828	22
	Park Aerospace Corp.	1,598	22
	Preformed Line Products Co.	161	22
	Luxfer Holdings plc	1,767	22
*	Advantage Solutions Inc.	6,500	22
*	Ranpak Holdings Corp.	3,411	21
*	TrueBlue Inc.	1,922	21
*	Aersale Corp.	2,791	21
*	Bowman Consulting Group Ltd.	626	20
*	Evolv Technologies Holdings Inc.	7,089	20
	Himalaya Shipping Ltd.	2,120	20
*	Virgin Galactic Holdings Inc.	22,313	19
*	Custom Truck One Source Inc.	4,028	19
	Kronos Worldwide Inc.	1,265	18
	Universal Logistics Holdings Inc.	411	18
	Pangaea Logistics Solutions Ltd.	2,203	18
	Karat Packaging Inc.	611	17
*	Hyliion Holdings Corp.	10,961	16
*	Blade Air Mobility Inc.	4,858	15
*	Hireright Holdings Corp.	1,008	14
*	Acacia Research Corp.	2,318	13
	Park-Ohio Holdings Corp.	499	13
*	Performant Financial Corp.	4,180	13
*	Forrester Research Inc.	688	12
*	Gencor Industries Inc.	618	12
*	Iteris Inc.	2,617	12
*	Paysign Inc.	2,701	12
*	Radiant Logistics Inc.	2,268	12
*	Global Business Travel Group I	1,974	12
*	Commercial Vehicle Group Inc.	1,955	11
*	Concrete Pumping Holdings Inc.	1,463	11
*	Mistras Group Inc.	1,253	11
*	SoundThinking Inc.	693	11
*	Mayville Engineering Co. Inc.	676	11
*	Desktop Metal Inc. Class A	18,973	11
	Willis Lease Finance Corp.	157	10
*	IBEX Holdings Ltd.	659	10
*	CS Disco Inc.	1,646	10
*	Core Molding Technologies Inc.	472	9
	Quad/Graphics Inc.	1,804	9
*	Ispire Technology Inc.	1,245	9
	Ardagh Group SA	848	8
	Trinseo plc	2,072	8
*	BlackSky Technology Inc.	7,353	8
*	UL Solutions Inc. Class A	207	8
	TTEC Holdings Inc.	1,162	7
*	Atlanticus Holdings Corp.	271	7
*	Luna Innovations Inc.	2,002	7
*	CPI Card Group Inc.	267	7
	EVI Industries Inc.	295	6
	Information Services Group Inc.	1,830	6
*	PAM Transportation Services Inc.	385	6
*,1	Microvast Holdings Inc.	15,051	6
	CompoSecure Inc. Class A	993	6
*	Eve Holding Inc.	1,141	6
*	Eos Energy Enterprises Inc.	6,780	5
*	Danimer Scientific Inc.	6,206	5
*	Terran Orbital Corp.	4,983	5
*	374Water Inc.	3,713	5
*	Babcock & Wilcox Enterprises Inc.	3,348	4
*	DHI Group Inc.	2,151	4
	Hirequest Inc.	327	4
*	Workhorse Group Inc.	13,365	3
	INNOVATE Corp.	4,291	3
*	SKYX Platforms Corp.	3,581	3
*	Loar Holdings Inc.	40	2
*	Centuri Holdings Inc.	69	2
*	Proficient Auto Logistics Inc.	122	2

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Velo3D Inc.	6,622	1
			462,757
Other (0.0%)[4]
*,2	Aduro Biotech Inc. CVR	656	—
*,2	Empire Resorts Inc.	229	—
			—
Real Estate (2.6%)
	Prologis Inc.	65,764	7,266
	American Tower Corp.	33,263	6,511
	Equinix Inc.	6,655	5,078
	Welltower Inc.	39,451	4,090
	Simon Property Group Inc.	23,110	3,497
	Digital Realty Trust Inc.	22,265	3,236
	Crown Castle Inc.	30,810	3,158
	Realty Income Corp.	59,087	3,135
	Public Storage	11,163	3,057
*	CoStar Group Inc.	28,801	2,251
	Extra Space Storage Inc.	14,930	2,161
	VICI Properties Inc.	73,415	2,108
	AvalonBay Communities Inc.	10,084	1,943
*	CBRE Group Inc. Class A	21,637	1,906
	Equity Residential	26,574	1,728
	Iron Mountain Inc.	20,786	1,677
	Weyerhaeuser Co.	52,580	1,579
	SBA Communications Corp.	7,740	1,522
	Invitation Homes Inc.	43,416	1,510
	Alexandria Real Estate Equities Inc.	12,392	1,475
	Ventas Inc.	28,503	1,433
	Essex Property Trust Inc.	4,602	1,196
	Mid-America Apartment Communities Inc.	8,400	1,123
	Sun Communities Inc.	8,867	1,046
	Healthpeak Properties Inc.	50,360	1,002
	Kimco Realty Corp.	46,532	901
	UDR Inc.	23,329	901
	Host Hotels & Resorts Inc.	49,495	888
	WP Carey Inc.	15,502	874
	American Homes 4 Rent Class A	23,756	856
	Gaming and Leisure Properties Inc.	17,951	806
	Equity LifeStyle Properties Inc.	12,636	793
	Regency Centers Corp.	12,739	782
	Camden Property Trust	7,361	756
	Lamar Advertising Co. Class A	6,202	733
	Boston Properties Inc.	11,413	692
*	Jones Lang LaSalle Inc.	3,363	680
	Rexford Industrial Realty Inc.	14,973	679
	CubeSmart	15,848	671
	Federal Realty Investment Trust	5,736	579
	Omega Healthcare Investors Inc.	17,279	559
	Americold Realty Trust Inc.	20,272	541
	NNN REIT Inc.	12,902	539
	EastGroup Properties Inc.	3,242	536
	Brixmor Property Group Inc.	21,152	476
	STAG Industrial Inc.	12,848	450
	Healthcare Realty Trust Inc.	27,409	445
	First Industrial Realty Trust Inc.	9,337	440
	Ryman Hospitality Properties Inc.	4,130	434
	Agree Realty Corp.	6,957	423
*	Zillow Group Inc. Class C	10,139	415
	Apartment Income REIT Corp.	10,358	401
	Terreno Realty Corp.	6,278	355
	Kite Realty Group Trust	15,252	334
	Vornado Realty Trust	12,731	312
	Rayonier Inc.	10,329	310
	Essential Properties Realty Trust Inc.	11,057	296
	Kilroy Realty Corp.	8,291	278
	Phillips Edison & Co. Inc.	8,571	274
	Independence Realty Trust Inc.	16,016	267
	Cousins Properties Inc.	11,256	260
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,793	259

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	SL Green Realty Corp.	4,548	241
	Sabra Health Care REIT Inc.	16,450	240
	PotlatchDeltic Corp.	5,601	239
	Park Hotels & Resorts Inc.	14,854	236
	Macerich Co.	15,483	234
	Medical Properties Trust Inc.	42,114	226
	Apple Hospitality REIT Inc.	15,320	221
	EPR Properties	5,359	220
	CareTrust REIT Inc.	8,479	217
	Innovative Industrial Properties Inc.	1,945	210
	Tanger Inc.	7,412	206
	Broadstone Net Lease Inc.	13,446	206
	COPT Defense Properties	8,172	202
	National Storage Affiliates Trust	5,423	198
	SITE Centers Corp.	13,650	197
	National Health Investors Inc.	2,965	196
*	Zillow Group Inc. Class A	4,883	196
	Highwoods Properties Inc.	7,498	195
	LXP Industrial Trust	21,258	181
*	Howard Hughes Holdings Inc.	2,637	175
	Douglas Emmett Inc.	11,542	161
	Four Corners Property Trust Inc.	6,476	158
	DigitalBridge Group Inc.	11,492	157
	Outfront Media Inc.	10,467	151
	Sunstone Hotel Investors Inc.	14,560	150
	Urban Edge Properties	8,148	144
	St. Joe Co.	2,509	142
*	Equity Commonwealth	6,882	133
*	Cushman & Wakefield plc	11,809	131
	Acadia Realty Trust	7,525	130
	InvenTrust Properties Corp.	5,138	127
	DiamondRock Hospitality Co.	14,589	124
*	GEO Group Inc.	8,251	120
	Pebblebrook Hotel Trust	8,350	118
	Retail Opportunity Investments Corp.	8,861	111
	Global Net Lease Inc.	14,740	110
	RLJ Lodging Trust	10,883	109
	Xenia Hotels & Resorts Inc.	7,243	105
	JBG SMITH Properties	6,992	101
	LTC Properties Inc.	2,909	100
	Alexander & Baldwin Inc.	5,862	98
	Newmark Group Inc. Class A	9,377	98
	Getty Realty Corp.	3,501	97
	Elme Communities	6,080	94
	Kennedy-Wilson Holdings Inc.	8,749	89
*	Opendoor Technologies Inc.	39,839	87
	NETSTREIT Corp.	4,910	85
	Empire State Realty Trust Inc. Class A	8,744	83
	Veris Residential Inc.	5,244	80
	Easterly Government Properties Inc.	6,507	77
	Centerspace	1,113	76
*	Apartment Investment and Management Co. Class A	9,545	75
	American Assets Trust Inc.	3,293	72
*	Compass Inc. Class A	18,894	71
	Brandywine Realty Trust	14,868	69
	UMH Properties Inc.	4,323	65
	Safehold Inc.	3,356	65
	Plymouth Industrial REIT Inc.	3,078	64
	Service Properties Trust	11,768	63
	Marcus & Millichap Inc.	1,913	62
	NexPoint Residential Trust Inc.	1,701	62
	Paramount Group Inc.	12,686	58
	Piedmont Office Realty Trust Inc. Class A	7,992	58
	eXp World Holdings Inc.	4,774	54
	Armada Hoffler Properties Inc.	4,640	53
	Uniti Group Inc.	16,350	52
*	Redfin Corp.	7,618	49
	Hudson Pacific Properties Inc.	9,239	45
	Global Medical REIT Inc.	4,697	44
	Gladstone Commercial Corp.	2,971	43

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	7,101	43
	Whitestone REIT	3,328	43
	Community Healthcare Trust Inc.	1,756	41
*	Forestar Group Inc.	1,192	41
	Diversified Healthcare Trust	16,657	40
	CBL & Associates Properties Inc.	1,753	39
*	Star Holdings	2,765	36
	Saul Centers Inc.	919	33
	One Liberty Properties Inc.	1,355	32
	Alexander's Inc.	148	31
	Farmland Partners Inc.	2,872	31
	Universal Health Realty Income Trust	833	31
	Gladstone Land Corp.	2,242	30
*	Anywhere Real Estate Inc.	7,081	29
	Peakstone Realty Trust REIT	2,370	29
	Chatham Lodging Trust	3,272	28
	CTO Realty Growth Inc.	1,570	28
*	FRP Holdings Inc.	826	25
*	Tejon Ranch Co.	1,292	24
	Ares Commercial Real Estate Corp.	3,316	23
	RMR Group Inc. Class A	942	22
	Postal Realty Trust Inc. Class A	1,613	22
	NET Lease Office Properties	948	22
	City Office REIT Inc.	3,154	16
	Alpine Income Property Trust Inc.	1,042	16
	BRT Apartments Corp.	821	14
	Orion Office REIT Inc.	3,807	14
	Braemar Hotels & Resorts Inc.	4,387	12
*	Maui Land & Pineapple Co. Inc.	466	10
	RE/MAX Holdings Inc. Class A	1,114	9
	Office Properties Income Trust	3,078	7
*	Stratus Properties Inc.	305	7
*	Douglas Elliman Inc.	5,968	7
	Clipper Realty Inc.	1,258	5
*	Transcontinental Realty Investors Inc.	137	4
			94,633
Technology (33.0%)
	Microsoft Corp.	530,885	220,386
	Apple Inc.	1,040,383	200,014
	NVIDIA Corp.	169,509	185,838
	Meta Platforms Inc. Class A	157,797	73,664
*	Alphabet Inc. Class A	424,029	73,145
*	Alphabet Inc. Class C	357,977	62,274
	Broadcom Inc.	30,756	40,861
*	Advanced Micro Devices Inc.	114,341	19,084
	QUALCOMM Inc.	79,561	16,234
	Salesforce Inc.	66,753	15,650
*	Adobe Inc.	32,209	14,325
	Oracle Corp.	110,055	12,897
	Applied Materials Inc.	59,605	12,820
	Texas Instruments Inc.	64,682	12,614
	Intuit Inc.	19,485	11,232
	International Business Machines Corp.	64,809	10,813
	Micron Technology Inc.	77,971	9,746
*	ServiceNow Inc.	14,526	9,543
	Intel Corp.	300,984	9,285
	Lam Research Corp.	9,382	8,748
	Analog Devices Inc.	35,480	8,320
	KLA Corp.	9,641	7,323
*	Palo Alto Networks Inc.	21,769	6,420
*	Synopsys Inc.	10,846	6,082
*	Cadence Design Systems Inc.	19,282	5,521
	Amphenol Corp. Class A	41,562	5,502
*	Crowdstrike Holdings Inc. Class A	15,219	4,774
	Marvell Technology Inc.	61,116	4,205
	Roper Technologies Inc.	7,529	4,011
	Microchip Technology Inc.	37,938	3,689
*	Autodesk Inc.	15,311	3,087
*	Snowflake Inc. Class A	22,412	3,052

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Workday Inc. Class A	14,327	3,029
*	Palantir Technologies Inc. Class A	137,471	2,980
*	Super Micro Computer Inc.	3,595	2,820
*	Fortinet Inc.	46,051	2,732
*	DoorDash Inc. Class A	22,152	2,439
	Monolithic Power Systems Inc.	3,285	2,417
	Vertiv Holdings Co. Class A	24,530	2,406
	Cognizant Technology Solutions Corp. Class A	35,818	2,369
*	Gartner Inc.	5,398	2,265
*	ON Semiconductor Corp.	30,869	2,255
	HP Inc.	61,565	2,247
*	Datadog Inc. Class A	19,939	2,197
	CDW Corp.	9,610	2,149
*	HubSpot Inc.	3,328	2,034
	Corning Inc.	54,171	2,018
*	ANSYS Inc.	6,192	1,966
	NetApp Inc.	14,665	1,766
*	Western Digital Corp.	23,249	1,750
*	Atlassian Corp. Class A	11,078	1,738
*	Pinterest Inc. Class A	41,712	1,731
	Hewlett Packard Enterprise Co.	92,545	1,633
*	MicroStrategy Inc. Class A	1,051	1,602
	Teradyne Inc.	11,059	1,559
*	PTC Inc.	8,162	1,439
*	Tyler Technologies Inc.	2,970	1,427
*	Cloudflare Inc. Class A	21,085	1,427
	Leidos Holdings Inc.	9,683	1,424
*	GoDaddy Inc. Class A	9,992	1,395
	Entegris Inc.	10,668	1,348
*	Pure Storage Inc. Class A	20,663	1,246
*	AppLovin Corp. Class A	14,272	1,163
*	MongoDB Inc.	4,867	1,149
*	Zoom Video Communications Inc. Class A	18,501	1,135
*	VeriSign Inc.	6,324	1,102
*	Zscaler Inc.	6,303	1,071
	Jabil Inc.	8,911	1,060
	Skyworks Solutions Inc.	11,294	1,047
	Gen Digital Inc. (XNGS)	39,414	979
*	Akamai Technologies Inc.	10,587	977
*	Okta Inc.	10,892	966
*	Manhattan Associates Inc.	4,385	963
*	Nutanix Inc. Class A	17,352	960
	SS&C Technologies Holdings Inc.	15,375	954
*	Dynatrace Inc.	18,380	841
*	DocuSign Inc.	14,419	789
*	Onto Innovation Inc.	3,449	747
*	Lattice Semiconductor Corp.	9,711	721
*	F5 Inc.	4,186	707
*	EPAM Systems Inc.	3,963	705
	Bentley Systems Inc. Class B	13,957	701
*	Twilio Inc. Class A	12,070	693
*	Qorvo Inc.	6,944	683
*	CACI International Inc. Class A	1,571	667
*	Guidewire Software Inc.	5,853	667
	Amdocs Ltd.	8,144	643
	KBR Inc.	9,663	635
	TD SYNNEX Corp.	4,847	634
*	Toast Inc. Class A	26,165	634
*	Fabrinet	2,598	622
*	Elastic NV	5,719	595
*	Match Group Inc.	19,308	591
	Universal Display Corp.	3,344	588
	Paycom Software Inc.	3,755	546
*	Dayforce Inc.	10,703	529
*	Coherent Corp.	9,190	524
*	Arrow Electronics Inc.	3,794	498
	Science Applications International Corp.	3,677	495
*	SPS Commerce Inc.	2,577	485
*	Globant SA	2,937	473
*	Cirrus Logic Inc.	3,838	440

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Kyndryl Holdings Inc.	16,423	437
*	Rambus Inc.	7,549	417
*	Novanta Inc.	2,554	414
*	Dropbox Inc. Class A	18,295	412
*	Aspen Technology Inc.	1,946	410
*	MACOM Technology Solutions Holdings Inc.	3,929	397
*	Insight Enterprises Inc.	1,980	387
*	Procore Technologies Inc.	5,713	384
*	Unity Software Inc.	20,788	380
*	Qualys Inc.	2,619	368
*	Confluent Inc. Class A	13,693	356
	Avnet Inc.	6,463	353
*	Tenable Holdings Inc.	8,161	344
*	Altair Engineering Inc. Class A	3,888	340
*	Smartsheet Inc. Class A	9,077	336
*	CommVault Systems Inc.	3,110	335
	Dolby Laboratories Inc. Class A	4,122	334
*	UiPath Inc. Class A	27,113	332
*	Varonis Systems Inc.	7,617	327
*,1	GLOBALFOUNDRIES Inc.	6,616	324
*	Appfolio Inc. Class A	1,364	311
	Power Integrations Inc.	4,077	310
*	Gitlab Inc. Class A	6,492	306
*	FormFactor Inc.	5,443	298
*	CCC Intelligent Solutions Holdings Inc.	26,231	293
*	Silicon Laboratories Inc.	2,286	288
*	SentinelOne Inc. Class A	17,129	288
	Advanced Energy Industries Inc.	2,673	287
*	Sanmina Corp.	3,980	273
*	Box Inc. Class A	9,893	270
*	Workiva Inc.	3,511	270
*	Impinj Inc.	1,640	268
*	ZoomInfo Technologies Inc.	21,520	264
*	IAC Inc.	5,287	263
*	Synaptics Inc.	2,780	261
*	Axcelis Technologies Inc.	2,309	260
	Amkor Technology Inc.	7,952	259
*	Q2 Holdings Inc.	4,134	251
*	Blackbaud Inc.	3,148	245
*	Diodes Inc.	3,279	243
*	Five9 Inc.	5,167	242
*	Envestnet Inc.	3,544	232
*	HashiCorp Inc. Class A	6,872	231
*	Credo Technology Group Holding Ltd.	8,856	231
*	Wolfspeed Inc.	8,957	230
*	Teradata Corp.	6,829	223
*	Alarm.com Holdings Inc.	3,399	222
*	Parsons Corp.	2,900	221
*	Cleanspark Inc.	13,626	219
*	Plexus Corp.	1,976	218
	Vishay Intertechnology Inc.	9,197	217
*	DXC Technology Co.	13,910	216
*	RingCentral Inc. Class A	5,944	203
*	Blackline Inc.	4,061	194
	Concentrix Corp.	3,169	194
*	Ziff Davis Inc.	3,330	192
*	IPG Photonics Corp.	2,191	190
*	Semtech Corp.	4,855	189
*	Perficient Inc.	2,529	188
*	Clarivate plc	32,927	188
	Dun & Bradstreet Holdings Inc.	19,399	186
*	DoubleVerify Holdings Inc.	10,024	182
	Kulicke & Soffa Industries Inc.	3,951	180
	Pegasystems Inc.	3,053	175
*	Squarespace Inc. Class A	3,983	175
*	Yelp Inc.	4,708	174
*	C3.ai Inc. Class A	5,898	174
*	Ambarella Inc.	2,810	164
*	DigitalOcean Holdings Inc.	4,409	163
*	Cargurus Inc.	6,709	162

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Allegro MicroSystems Inc.	5,310	160
*	Rapid7 Inc.	4,386	159
	Progress Software Corp.	3,115	158
*	Zeta Global Holdings Corp. Class A	9,692	158
*	nCino Inc.	5,184	158
*	Sitime Corp.	1,270	155
*	Freshworks Inc. Class A	11,413	147
*	ePlus Inc.	1,945	146
*	LiveRamp Holdings Inc.	4,650	146
*	Rogers Corp.	1,235	146
*	Ultra Clean Holdings Inc.	3,118	145
*	Braze Inc. Class A	3,772	142
*	Veeco Instruments Inc.	3,459	141
*	NCR Voyix Corp.	10,354	136
*	Agilysys Inc.	1,409	135
*	TTM Technologies Inc.	6,911	129
*	Verint Systems Inc.	4,222	125
*	PagerDuty Inc.	6,498	123
	Xerox Holdings Corp.	8,427	119
	Benchmark Electronics Inc.	2,705	117
	CTS Corp.	2,209	117
*	Photronics Inc.	4,172	114
*	Magnite Inc.	9,249	114
*	Cohu Inc.	3,473	112
*	Sprout Social Inc. Class A	3,364	110
	Clear Secure Inc. Class A	6,112	103
*	Intapp Inc.	2,786	100
*	Everbridge Inc.	2,855	99
*	Zuora Inc. Class A	9,603	98
*	AvePoint Inc.	10,706	97
*	NetScout Systems Inc.	4,666	96
*	MaxLinear Inc.	5,338	95
	CSG Systems International Inc.	2,185	94
*	Upwork Inc.	8,747	92
*	IonQ Inc.	11,274	92
*	PROS Holdings Inc.	3,021	89
*	PAR Technology Corp.	1,978	88
*	Matterport Inc.	20,069	88
	Adeia Inc.	7,331	87
*	Appian Corp. Class A	3,040	86
*	Bumble Inc. Class A	7,336	86
*	Informatica Inc. Class A	2,927	84
*	Sprinklr Inc. Class A	7,414	83
*	Jamf Holding Corp.	5,108	81
*	Model N Inc.	2,689	80
*	Schrodinger Inc.	3,657	79
*	ScanSource Inc.	1,646	78
	A10 Networks Inc.	5,113	77
*	Asana Inc. Class A	5,859	76
*	Alkami Technology Inc.	2,787	76
*	PDF Solutions Inc.	2,144	75
*	Ichor Holdings Ltd.	1,951	74
*	SMART Global Holdings Inc.	3,601	74
*	ACM Research Inc. Class A	3,389	73
	Shutterstock Inc.	1,758	71
*	indie Semiconductor Inc. Class A	10,225	68
	Sapiens International Corp. NV	1,989	67
*	Fastly Inc. Class A	8,453	66
*	N-Able Inc.	4,959	66
*	E2open Parent Holdings Inc.	12,840	60
*	PubMatic Inc. Class A	2,696	59
*	Couchbase Inc.	2,474	56
*	Paycor HCM Inc.	4,438	55
	PC Connection Inc.	793	54
*	Alpha & Omega Semiconductor Ltd.	1,766	52
	Simulations Plus Inc.	1,036	50
*	TechTarget Inc.	1,656	50
*	Maplebear Inc.	1,496	46
*,1	SoundHound AI Inc. Class A	8,818	45
*	nLight Inc.	3,246	43

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Amplitude Inc. Class A	4,831	43
*	EverQuote Inc. Class A	1,754	42
*	Vimeo Inc.	10,464	41
	SolarWinds Corp.	3,526	41
*	Yext Inc.	7,965	40
*	BigCommerce Holdings Inc. Series 1	4,595	38
*	Grid Dynamics Holdings Inc.	3,906	37
	Hackett Group Inc.	1,626	36
*	Kimball Electronics Inc.	1,555	36
*	Mitek Systems Inc.	2,750	35
*	OneSpan Inc.	2,627	35
*	Bandwidth Inc. Class A	1,703	34
*	Xometry Inc. Class A	2,220	34
*	CEVA Inc.	1,626	32
*	3D Systems Corp.	9,178	32
*	Mediaalpha Inc. Class A	1,762	31
*	SEMrush Holdings Inc. Class A	1,941	30
*	Olo Inc. Class A	6,442	30
*	MeridianLink Inc.	1,606	30
*	NerdWallet Inc. Class A	2,127	30
*	Navitas Semiconductor Corp.	7,306	29
*,1	NextNav Inc.	3,566	28
*	Daktronics Inc.	2,427	27
*	Eventbrite Inc. Class A	5,327	27
*	SmartRent Inc.	11,550	27
*	Vivid Seats Inc. Class A	5,372	27
	Methode Electronics Inc.	2,229	26
	American Software Inc. Class A	2,322	24
*	Enfusion Inc. Class A	2,534	24
*	Weave Communications Inc.	2,715	24
*	Grindr Inc.	2,516	24
*	Digimarc Corp.	851	23
	NVE Corp.	294	23
*	Applied Digital Corp.	5,532	23
*	Aehr Test Systems	1,923	22
*	Consensus Cloud Solutions Inc.	1,173	22
*	Nextdoor Holdings Inc.	8,922	22
*	Planet Labs PBC	11,578	22
*	Innodata Inc.	1,584	20
*	Definitive Healthcare Corp.	3,815	20
*	Terawulf Inc.	9,041	20
	Immersion Corp.	1,921	19
*	Red Violet Inc.	895	19
*	Unisys Corp.	4,230	18
*	Bit Digital Inc.	7,171	18
*,1	MicroVision Inc.	14,665	17
*	TrueCar Inc.	5,914	17
*	Tucows Inc. Class A	649	15
*	Thoughtworks Holding Inc.	5,432	15
*	Transphorm Inc.	2,954	14
*	Domo Inc. Class B	1,888	13
*	ON24 Inc.	2,209	13
*	EverCommerce Inc.	1,398	13
*	Cipher Mining Inc.	3,610	13
*	Digital Turbine Inc.	5,920	11
*	Cerence Inc.	3,143	11
*	Rimini Street Inc.	3,927	10
*	Asure Software Inc.	1,181	9
*	Rackspace Technology Inc.	4,643	9
	Richardson Electronics Ltd.	731	8
*	Intevac Inc.	1,761	7
*	inTEST Corp.	679	7
*	SkyWater Technology Inc.	962	7
*	eGain Corp.	1,020	6
*	CoreCard Corp.	435	6
*	Viant Technology Inc. Class A	663	6
*	Brightcove Inc.	2,465	5
*	Expensify Inc. Class A	3,439	5
*	FiscalNote Holdings Inc.	3,899	5
*	Astera Labs Inc.	77	5

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*	Reddit Inc. Class A	99	5
*	Rubrik Inc. Class A	148	5
*	LivePerson Inc.	5,315	4
*	Atomera Inc.	1,030	4
*	BigBear.ai Holdings Inc.	2,825	4
*	Aeva Technologies Inc.	1,065	3
*	Silvaco Group Inc.	55	1
			1,198,594
Telecommunications (1.9%)
	Cisco Systems Inc.	289,040	13,440
	Verizon Communications Inc.	300,385	12,361
	Comcast Corp. Class A	280,834	11,242
	AT&T Inc.	510,410	9,300
	T-Mobile US Inc.	34,810	6,090
*	Arista Networks Inc.	17,879	5,322
	Motorola Solutions Inc.	11,780	4,299
*	Charter Communications Inc. Class A	7,199	2,067
	Juniper Networks Inc.	22,447	801
*	Roku Inc.	8,894	511
*	Ciena Corp.	10,286	495
*	Frontier Communications Parent Inc.	17,613	470
*	Liberty Broadband Corp. Class C	7,452	403
	Iridium Communications Inc.	8,742	263
	InterDigital Inc.	1,816	207
*	Lumentum Holdings Inc.	4,740	206
	Cogent Communications Holdings Inc.	3,109	184
*	EchoStar Corp. Class A	8,564	164
*	Calix Inc.	4,309	154
	Cable One Inc.	390	151
*	ViaSat Inc.	8,357	141
	Telephone and Data Systems Inc.	6,976	139
*	Viavi Solutions Inc.	16,225	122
*	Liberty Broadband Corp. Class A	2,051	111
*	Extreme Networks Inc.	8,631	96
*	Harmonic Inc.	7,628	93
*	Lumen Technologies Inc.	67,037	87
*	Liberty Latin America Ltd. Class C	8,923	81
*	Infinera Corp.	13,774	79
*,1	AST SpaceMobile Inc.	8,486	70
*	Digi International Inc.	2,498	61
	Shenandoah Telecommunications Co.	3,241	61
*	Globalstar Inc.	47,867	52
	IDT Corp. Class B	1,131	46
	Bel Fuse Inc. Class B	655	45
*	Gogo Inc.	4,112	44
	Ubiquiti Inc.	259	37
*	Liberty Latin America Ltd. Class A	4,092	37
*	Clearfield Inc.	861	33
*	Anterix Inc.	881	30
*	NETGEAR Inc.	2,068	29
*	Xperi Inc.	3,264	29
*	Lightwave Logic Inc.	9,127	28
	Adtran Holdings Inc.	4,742	26
*	Consolidated Communications Holdings Inc.	5,712	25
*	fuboTV Inc.	18,700	23
*	8x8 Inc.	7,672	21
*	Aviat Networks Inc.	681	21
*	Ribbon Communications Inc.	6,111	19
	ATN International Inc.	729	18
*	CommScope Holding Co. Inc.	12,795	18
*	WideOpenWest Inc.	3,435	17
	Spok Holdings Inc.	1,081	16
*	Ooma Inc.	1,790	15
*	KVH Industries Inc.	1,109	6
*	Comtech Telecommunications Corp.	2,022	5
*	Kaltura Inc.	5,162	5
*	Cambium Networks Corp.	952	3
*	DZS Inc.	1,615	2
*	Akoustis Technologies Inc.	4,997	1

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
*,2	GCI Liberty Inc.	5,064	—
			69,922
Utilities (2.7%)
	NextEra Energy Inc.	146,463	11,720
	Southern Co.	77,601	6,219
	Waste Management Inc.	28,917	6,094
	Duke Energy Corp.	54,724	5,668
	Constellation Energy Corp.	22,927	4,981
	Sempra	44,850	3,455
	American Electric Power Co. Inc.	37,492	3,384
	Dominion Energy Inc.	59,522	3,209
	PG&E Corp.	145,893	2,705
	Republic Services Inc.	14,579	2,700
	Public Service Enterprise Group Inc.	35,359	2,679
	Exelon Corp.	71,243	2,675
	Vistra Corp.	25,129	2,490
	Consolidated Edison Inc.	24,484	2,315
	Xcel Energy Inc.	39,479	2,189
	Edison International	26,917	2,068
	WEC Energy Group Inc.	22,685	1,838
	American Water Works Co. Inc.	13,820	1,807
	DTE Energy Co.	14,792	1,724
	Entergy Corp.	14,946	1,681
	FirstEnergy Corp.	38,623	1,555
	PPL Corp.	52,309	1,534
	Eversource Energy	24,940	1,477
	Ameren Corp.	18,852	1,383
	CenterPoint Energy Inc.	44,700	1,364
	CMS Energy Corp.	20,581	1,295
	NRG Energy Inc.	15,892	1,287
	Atmos Energy Corp.	10,557	1,224
	AES Corp.	47,598	1,028
	Alliant Energy Corp.	18,075	931
	Evergy Inc.	16,106	880
	NiSource Inc.	29,181	848
*	Clean Harbors Inc.	3,611	782
	Essential Utilities Inc.	17,622	665
	Pinnacle West Capital Corp.	8,063	636
	OGE Energy Corp.	14,129	513
*	Casella Waste Systems Inc. Class A	4,000	402
	UGI Corp.	14,768	376
	National Fuel Gas Co.	6,298	360
	IDACORP Inc.	3,607	344
	Southwest Gas Holdings Inc.	4,422	343
*	Stericycle Inc.	6,497	335
	Portland General Electric Co.	7,289	325
	New Jersey Resources Corp.	6,988	304
	Ormat Technologies Inc. (XNYS)	3,992	301
[1]	Brookfield Renewable Corp. Class A	9,456	298
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	8,383	289
	Black Hills Corp.	4,878	275
	ALLETE Inc.	4,164	263
	ONE Gas Inc.	4,019	248
	PNM Resources Inc.	6,072	233
	Northwestern Energy Group Inc.	4,393	228
	Spire Inc.	3,701	227
*	Sunrun Inc.	15,463	223
	California Water Service Group	4,255	212
	MGE Energy Inc.	2,624	210
	Avista Corp.	5,544	205
	American States Water Co.	2,675	197
	Avangrid Inc.	5,251	189
	Chesapeake Utilities Corp.	1,610	180
	Clearway Energy Inc. Class A	6,656	171
	SJW Group	2,367	129
	Northwest Natural Holding Co.	2,622	98
	Hawaiian Electric Industries Inc.	7,531	83
	Clearway Energy Inc. Class C	2,784	78
	Middlesex Water Co.	1,284	69

Vanguard® Russell 3000 Index Fund
		Shares	Market Value ($000)
	Unitil Corp.	1,134	61
	York Water Co.	1,414	52
*	Enviri Corp.	5,539	49
	Artesian Resources Corp. Class A	1,088	39
*	Sunnova Energy International Inc.	6,850	36
	Aris Water Solutions Inc. Class A	1,895	29
*	NuScale Power Corp.	3,353	29
	Consolidated Water Co. Ltd.	964	26
*	Altus Power Inc.	4,903	20
	Genie Energy Ltd. Class B	1,253	19
	Excelerate Energy Inc. Class A	1,070	19
	Global Water Resources Inc.	981	13
*	Pure Cycle Corp.	1,166	11
	RGC Resources Inc.	516	11
*	Cadiz Inc.	2,631	8
*,1	Vertex Energy Inc.	4,210	5
*	Li-Cycle Holdings Corp.	9,005	5
			96,630
Total Common Stocks (Cost $2,510,933)			3,616,025
Rights (0.0%)
*	Pulse Biosciences Inc. (Cost $—)	1,117	1
Warrants (0.0%)
*	Danimer Scientific Inc. Exp. 7/15/25 (Cost $—)	2,069	—
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.397% (Cost $9,028)	90,297	9,029
Total Investments (99.9%) (Cost $2,519,961)			3,625,055
Other Assets and Liabilities—Net (0.1%)			3,531
Net Assets (100%)			3,628,586
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,010,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $5,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,130,000 was received for securities on loan, of which $2,076,000 is held in Vanguard Market Liquidity Fund and $54,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	13	1,349	6
E-mini S&P 500 Index	June 2024	41	10,856	174
				180
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Vanguard® Russell 3000 Index Fund
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,615,943	13	69	3,616,025
Rights	1	—	—	1
Warrants	—	—	—	—
Temporary Cash Investments	9,029	—	—	9,029
Total	3,624,973	13	69	3,625,055
Derivative Financial Instruments
Assets
Futures Contracts[1]	180	—	—	180
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.